UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2017

Semiannual Report

Deutsche Investments VIT Funds

Deutsche Small Cap Index VIP

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
25	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
33	Information About Your Fund’s Expenses
34	Proxy Voting
35	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Small Cap Index VIP

Performance Summary	June 30, 2017 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn’t reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2017 are 0.53% and 0.78% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results (as of June 30, 2017)

Deutsche Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,483	$12,431	$12,296	$18,841	$19,007
	Average annual total return	4.83%	24.31%	7.13%	13.51%	6.63%
Russell 2000 Index	Growth of $10,000	$10,499	$12,460	$12,375	$19,005	$19,522
	Average annual total return	4.99%	24.60%	7.36%	13.70%	6.92%

Deutsche Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,467	$12,388	$12,198	$18,592	$18,524
	Average annual total return	4.67%	23.88%	6.85%	13.20%	6.36%
Russell 2000 Index	Growth of $10,000	$10,499	$12,460	$12,375	$19,005	$19,522
	Average annual total return	4.99%	24.60%	7.36%	13.70%	6.92%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche Small Cap Index VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/17	12/31/16
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks, Rights and Warrants)	6/30/17	12/31/16
Financials	18%	20%
Information Technology	17%	17%
Health Care	15%	12%
Industrials	15%	14%
Consumer Discretionary	12%	12%
Real Estate	7%	8%
Materials	4%	5%
Utilities	4%	4%
Energy	4%	4%
Consumer Staples	3%	3%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.3% of Net Assets)
1	Kite Pharma, Inc.	0.3%
	Develops and manufacturers pharmaceuticals
2	Bluebird Bio, Inc.	0.3%
	Provides biotechnological products and services
3	Gramercy Property Trust	0.3%
	Operates as an Investor and Asset Manager of Commercial Real Estate
4	Medidata Solutions, Inc.	0.2%
	Provides hosted clinical development solutions
5	Catalent, Inc.	0.2%
	Provides delivery technologies and development solutions for drugs, biologics and consumer health products
6	PAREXEL International Corp.	0.2%
	Provider of outsourcing services to pharmaceutical and biotechnology firms
7	HealthSouth Corp.	0.2%
	Provides outpatient surgery
8	IDACORP, Inc.	0.2%
	Provider of electricity
9	Fair Isaac Corp.	0.2%
	Provides analytics and consulting services
10	WGL Holdings, Inc.	0.2%
	Sells and delivers natural gas and other energy-related products and services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund Portfolio Manager

4	|	Deutsche Small Cap Index VIP

Investment Portfolio	June 30, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 12.3%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	16,445	256,542
Cooper Tire & Rubber Co.	10,314	372,335
Cooper-Standard Holdings, Inc.*	3,399	342,857
Dana, Inc.	28,190	629,483
Dorman Products, Inc.*	5,264	435,701
Fox Factory Holding Corp.*	6,787	241,617
Gentherm, Inc.*	7,166	278,041
Horizon Global Corp.*	4,951	71,096
LCI Industries	4,691	480,359
Modine Manufacturing Co.*	9,874	163,415
Motorcar Parts of America, Inc.*	3,759	106,154
Shiloh Industries, Inc.*	1,681	19,735
Standard Motor Products, Inc.	4,268	222,875
Stoneridge, Inc.*	5,309	81,812
Superior Industries International, Inc.	5,023	103,223
Tenneco, Inc.	10,345	598,251
Tower International, Inc.	3,896	87,465
VOXX International Corp.*	3,887	31,873

		4,522,834

Automobiles 0.1%
Winnebago Industries, Inc.	6,120	214,200

Distributors 0.1%
Core-Mark Holding Co., Inc.	8,880	293,573
Weyco Group, Inc.	1,254	34,961

		328,534

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.	12,177	462,117
American Public Education, Inc.*	3,258	77,052
Ascent Capital Group, Inc. “A”*	1,939	29,783
Bridgepoint Education, Inc.*	3,864	57,033
Cambium Learning Group, Inc.*	2,305	11,686
Capella Education Co.	2,291	196,109
Career Education Corp.*	12,781	122,698
Carriage Services, Inc.	2,890	77,914
Chegg, Inc.* (a)	16,241	199,602
Collectors Universe, Inc.	1,342	33,349
Grand Canyon Education, Inc.*	9,110	714,315
Houghton Mifflin Harcourt Co.*	20,111	247,365
K12, Inc.*	6,857	122,877
Laureate Education, Inc. “A”*	6,973	122,237
Liberty Tax, Inc.	1,055	13,662
Regis Corp.*	7,073	72,640
Sotheby’s*	7,404	397,373
Strayer Education, Inc.	2,095	195,296
Weight Watchers International, Inc.* (a)	5,445	181,972

		3,335,080

Hotels, Restaurants & Leisure 3.2%
Belmond Ltd. “A”*	17,436	231,899
Biglari Holdings, Inc.*	196	78,349
BJ’s Restaurants, Inc.*	4,164	155,109
Bloomin’ Brands, Inc.	19,371	411,246
Bob Evans Farms, Inc.	3,794	272,523

	Shares	Value ($)
Bojangles’, Inc.*	3,374	54,828
Boyd Gaming Corp.	16,114	399,788
Brinker International, Inc.	9,585	365,189
Buffalo Wild Wings, Inc.*	3,125	395,938
Caesars Acquisition Co. “A”*	9,693	184,652
Caesars Entertainment Corp.* (a)	10,770	129,240
Carrols Restaurant Group, Inc.*	6,649	81,450
Century Casinos, Inc.*	4,055	29,885
Churchill Downs, Inc.	2,630	482,079
Chuy’s Holdings, Inc.*	3,400	79,560
ClubCorp Holdings, Inc.	12,716	166,580
Cracker Barrel Old Country Store, Inc. (a)	3,726	623,173
Dave & Buster’s Entertainment, Inc.*	8,190	544,717
Del Frisco’s Restaurant Group, Inc.*	4,025	64,803
Del Taco Restaurants, Inc.*	6,424	88,330
Denny’s Corp.*	13,746	161,790
DineEquity, Inc.	3,333	146,819
Drive Shack, Inc.	12,229	38,521
El Pollo Loco Holdings, Inc.* (a)	3,848	53,295
Eldorado Resorts, Inc.*	9,028	180,560
Empire Resorts, Inc.* (a)	587	14,029
Fiesta Restaurant Group, Inc.*	4,820	99,533
Fogo De Chao, Inc.*	1,840	25,576
Golden Entertainment, Inc.*	1,959	40,571
ILG, Inc.	20,698	568,988
Inspired Entertainment, Inc.*	790	10,270
International Speedway Corp. “A”	4,867	182,756
Intrawest Resorts Holdings, Inc.*	2,488	59,065
J. Alexander’s Holdings, Inc.*	2,340	28,665
Jack in the Box, Inc.	6,164	607,154
La Quinta Holdings, Inc.*	15,873	234,444
Lindblad Expeditions Holdings, Inc.*	3,938	41,349
Marcus Corp.	3,511	106,032
Marriott Vacations Worldwide Corp.	4,267	502,439
Monarch Casino & Resort, Inc.*	2,125	64,281
Nathan’s Famous, Inc.*	579	36,477
Noodles & Co.*	2,106	8,213
Papa John’s International, Inc.	5,278	378,749
Penn National Gaming, Inc.*	16,356	350,018
Pinnacle Entertainment, Inc.*	10,183	201,216
Planet Fitness, Inc. “A”	16,400	382,776
Potbelly Corp.*	4,513	51,900
RCI Hospitality Holdings, Inc.	1,779	42,411
Red Lion Hotels Corp.*	2,685	19,735
Red Robin Gourmet Burgers, Inc.*	2,488	162,342
Red Rock Resorts, Inc. “A”	13,232	311,614
Ruby Tuesday, Inc.*	11,518	23,151
Ruth’s Hospitality Group, Inc.	6,029	131,131
Scientific Games Corp. “A”*	10,420	271,962
SeaWorld Entertainment, Inc.	13,243	215,464
Shake Shack, Inc. “A”* (a)	4,271	148,972
Sonic Corp.	8,099	214,543
Speedway Motorsports, Inc.	2,192	40,048
Texas Roadhouse, Inc.	13,099	667,394
The Cheesecake Factory, Inc.	8,736	439,421
The Habit Restaurants, Inc. “A”* (a)	3,936	62,189

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	5

	Shares	Value ($)
Wingstop, Inc. (a)	5,653	174,678
Zoe’s Kitchen, Inc.* (a)	3,851	45,865

		12,385,744

Household Durables 1.4%
AV Homes, Inc.*	2,197	44,050
Bassett Furniture Industries, Inc.	1,910	72,484
Beazer Homes U.S.A., Inc.*	5,966	81,853
Cavco Industries, Inc.*	1,684	218,331
Century Communities, Inc.*	3,507	86,974
CSS Industries, Inc.	1,699	44,446
Ethan Allen Interiors, Inc.	4,910	158,593
Flexsteel Industries, Inc.	1,486	80,407
GoPro, Inc. “A”* (a)	20,910	169,998
Green Brick Partners, Inc.* (a)	4,496	51,479
Helen of Troy Ltd.*	5,310	499,671
Hooker Furniture Corp.	2,186	89,954
Hovnanian Enterprises, Inc. “A”*	22,782	63,790
Installed Building Products, Inc.*	4,217	223,290
iRobot Corp.*	5,149	433,237
KB HOME	16,287	390,399
La-Z-Boy, Inc.	9,414	305,955
LGI Homes, Inc.* (a)	3,369	135,366
Libbey, Inc.	4,384	35,335
Lifetime Brands, Inc.	2,058	37,353
M.D.C. Holdings, Inc.	8,132	287,304
M/I Homes, Inc.*	4,533	129,417
Meritage Homes Corp.*	7,451	314,432
NACCO Industries, Inc. “A”	833	59,018
New Home Co., Inc.*	2,265	25,980
PICO Holdings, Inc.*	4,104	71,820
Taylor Morrison Home Corp. “A”*	11,906	285,863
TopBuild Corp.*	7,186	381,361
TRI Pointe Group, Inc.*	30,704	404,986
UCP, Inc. “A”*	1,541	16,874
Universal Electronics, Inc.*	2,767	184,974
William Lyon Homes “A”*	4,529	109,330
ZAGG, Inc.*	5,246	45,378

		5,539,702

Internet & Direct Marketing Retail 0.5%
1-800 FLOWERS.COM, Inc. “A”*	5,129	50,008
Duluth Holdings, Inc. “B”*	1,818	33,106
Etsy, Inc.*	22,518	337,770
FTD Companies, Inc.*	3,052	61,040
Gaia, Inc.*	2,021	22,635
Groupon, Inc.*	66,106	253,847
HSN, Inc.	6,370	203,203
Lands’ End, Inc.* (a)	2,586	38,531
Liberty TripAdvisor Holdings, Inc. “A”*	14,079	163,316
NutriSystem, Inc.	5,769	300,277
Overstock.com, Inc.*	3,279	53,448
PetMed Express, Inc. (a)	3,744	152,006
Shutterfly, Inc.*	6,692	317,870

		1,987,057

Leisure Products 0.4%
Acushnet Holdings Corp.	4,717	93,585
American Outdoor Brands Corp.* (a)	11,087	245,688
Black Diamond, Inc.*	3,982	26,480
Callaway Golf Co.	17,820	227,740
Escalade, Inc.	1,919	25,139
Johnson Outdoors, Inc. “A”	976	47,053

	Shares	Value ($)
Malibu Boats, Inc. “A”*	3,364	87,027
Marine Products Corp.	1,235	19,278
MCBC Holdings, Inc.*	3,545	69,305
Nautilus, Inc.*	6,120	117,198
Sturm, Ruger & Co., Inc. (a)	3,404	211,559
Vista Outdoor, Inc.*	11,124	250,401

		1,420,453

Media 1.3%
AMC Entertainment Holdings, Inc. “A”	10,666	242,651
Beasley Broadcast Group, Inc. “A”	957	9,379
Central European Media Enterprises Ltd. “A”* (a)	16,109	64,436
Clear Channel Outdoor Holdings, Inc. “A”	7,029	34,091
Daily Journal Corp.*	204	42,081
Emerald Expositions Events, Inc.	3,057	66,948
Entercom Communications Corp. “A”	5,378	55,662
Entravision Communications Corp. “A”	12,382	81,721
Eros International PLC*	5,608	64,212
Gannett Co., Inc.	21,793	190,035
Global Eagle Entertainment, Inc.*	9,108	32,424
Gray Television, Inc.*	12,814	175,552
Hemisphere Media Group, Inc.*	3,161	37,458
IMAX Corp.*	11,242	247,324
Liberty Media Corp.-Liberty Braves “A”*	2,145	51,244
Liberty Media Corp.-Liberty Braves “C”*	6,819	163,451
Loral Space & Communications, Inc.*	2,415	100,343
MDC Partners, Inc. “A”	10,840	107,316
Meredith Corp.	7,709	458,300
MSG Networks, Inc. “A”*	11,709	262,867
National CineMedia, Inc.	12,070	89,559
New Media Investment Group, Inc.	10,004	134,854
New York Times Co. “A”	24,204	428,411
Nexstar Media Group, Inc. “A”	8,855	529,529
Reading International, Inc. “A”*	3,089	49,826
Saga Communications, Inc. “A”	704	32,208
Salem Media Group, Inc.	2,108	14,967
Scholastic Corp.	5,537	241,358
Sinclair Broadcast Group, Inc. “A”	14,063	462,673
The E.W. Scripps Co. “A”*	11,084	197,406
Time, Inc.	19,505	279,897
Townsquare Media, Inc. “A”*	1,342	13,742
tronc, Inc.*	3,837	49,459
World Wrestling Entertainment, Inc. “A” (a)	7,312	148,945

		5,160,329

Multiline Retail 0.4%
Big Lots, Inc.	8,840	426,972
Dillard’s, Inc. “A” (a)	2,944	169,839
Fred’s, Inc. “A” (a)	7,046	65,035
J.C. Penney Co., Inc.* (a)	60,348	280,618
Ollie’s Bargain Outlet Holdings, Inc.*	9,242	393,709
Sears Holdings Corp.* (a)	2,132	18,890

		1,355,063

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Specialty Retail 2.1%
Aaron’s, Inc.	12,327	479,520
Abercrombie & Fitch Co. “A”	13,369	166,310
America’s Car-Mart, Inc.*	1,543	60,023
American Eagle Outfitters, Inc.	31,533	379,973
Asbury Automotive Group, Inc.*	3,642	205,955
Ascena Retail Group, Inc.* (a)	35,040	75,336
At Home Group, Inc.* (a)	981	22,847
Barnes & Noble Education, Inc.*	7,595	80,735
Barnes & Noble, Inc.	11,455	87,058
Big 5 Sporting Goods Corp. (a)	4,080	53,244
Boot Barn Holdings, Inc.* (a)	2,366	16,751
Build-A-Bear Workshop, Inc.*	2,399	25,070
Caleres, Inc.	8,356	232,130
Camping World Holdings, Inc. “A”	2,280	70,338
Carvana Co.* (a)	2,949	60,366
Cato Corp. “A”	4,480	78,803
Chico’s FAS, Inc.	24,920	234,746
Citi Trends, Inc.	2,773	58,843
Conn’s, Inc.* (a)	3,657	69,849
DSW, Inc. “A”	12,529	221,763
Express, Inc.*	14,962	100,993
Five Below, Inc.*	10,464	516,608
Francesca’s Holdings Corp.*	7,330	80,190
Genesco, Inc.*	3,794	128,617
GNC Holdings, Inc. “A” (a)	13,339	112,448
Group 1 Automotive, Inc.	3,942	249,607
Guess?, Inc.	11,908	152,184
Haverty Furniture Companies, Inc.	3,810	95,631
Hibbett Sports, Inc.*	4,121	85,511
J. Jill, Inc.*	2,284	28,070
Kirkland’s, Inc.*	2,658	27,324
Lithia Motors, Inc. “A”	4,530	426,862
Lumber Liquidators Holdings, Inc.* (a)	5,650	141,589
MarineMax, Inc.*	5,083	99,373
Monro Muffler Brake, Inc.	6,272	261,856
Office Depot, Inc.	99,586	561,665
Party City Holdco, Inc.* (a)	5,105	79,893
Pier 1 Imports, Inc.	16,417	85,204
Rent-A-Center, Inc. (a)	8,328	97,604
RH* (a)	6,562	423,380
Select Comfort Corp.*	7,989	283,530
Shoe Carnival, Inc.	2,252	47,022
Sonic Automotive, Inc. “A”	5,024	97,717
Sportsman’s Warehouse Holdings, Inc.* (a)	7,052	38,081
Tailored Brands, Inc. (a)	9,696	108,207
The Buckle, Inc. (a)	5,631	100,232
The Children’s Place, Inc.	3,335	340,503
The Container Store Group, Inc.* (a)	2,885	17,079
The Finish Line, Inc. “A”	7,460	105,708
Tile Shop Holdings, Inc.	6,620	136,703
Tilly’s, Inc. “A”	2,933	29,770
Vitamin Shoppe, Inc.*	3,930	45,785
West Marine, Inc.	3,410	43,819
Winmark Corp.	449	57,899
Zumiez, Inc.*	3,648	45,053

		7,931,377

Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	5,695	330,652
Crocs, Inc.*	14,789	114,023

	Shares	Value ($)
Culp, Inc.	2,036	66,170
Deckers Outdoor Corp.*	6,154	420,072
Delta Apparel, Inc.*	1,344	29,810
Fossil Group, Inc.*	8,412	87,064
G-III Apparel Group Ltd.*	8,356	208,482
Iconix Brand Group, Inc.*	9,847	68,043
Movado Group, Inc.	2,815	71,079
Oxford Industries, Inc.	3,208	200,468
Perry Ellis International, Inc.*	2,456	47,794
Sequential Brands Group, Inc.* (a)	7,443	29,698
Steven Madden Ltd.*	11,517	460,104
Superior Uniform Group, Inc.	1,638	36,609
Unifi, Inc.*	2,970	91,476
Vera Bradley, Inc.*	4,130	40,391
Wolverine World Wide, Inc.	18,377	514,740

		2,816,675

Consumer Staples 2.7%
Beverages 0.2%
Boston Beer Co., Inc. “A”*	1,715	226,637
Castle Brands, Inc.* (a)	16,961	29,173
Coca-Cola Bottling Co. Consolidated	902	206,441
Craft Brew Alliance, Inc.*	2,560	43,136
MGP Ingredients, Inc.	2,569	131,456
National Beverage Corp.	2,262	211,633
Primo Water Corp.*	4,652	59,080

		907,556

Food & Staples Retailing 0.5%
Ingles Markets, Inc. “A”	2,813	93,673
Natural Grocers by Vitamin Cottage, Inc.*	1,700	14,059
Performance Food Group Co.*	13,822	378,723
PriceSmart, Inc.	4,292	375,979
Smart & Final Stores, Inc.*	4,309	39,212
SpartanNash Co.	7,252	188,262
SUPERVALU, Inc.*	51,705	170,109
The Andersons, Inc.	5,292	180,722
The Chefs’ Warehouse, Inc.*	3,784	49,192
United Natural Foods, Inc.*	9,858	361,789
Village Super Market, Inc. “A”	1,478	38,310
Weis Markets, Inc.	1,959	95,442

		1,985,472

Food Products 1.3%
Alico, Inc.	689	21,566
Amplify Snack Brands, Inc.* (a)	6,587	63,499
B&G Foods, Inc.	12,735	453,366
Cal-Maine Foods, Inc.* (a)	6,046	239,421
Calavo Growers, Inc.	3,057	211,086
Darling Ingredients, Inc.*	31,950	502,893
Dean Foods Co.	17,703	300,951
Farmer Brothers Co.*	1,669	50,487
Fresh Del Monte Produce, Inc.	6,428	327,249
Freshpet, Inc.* (a)	4,957	82,286
Hostess Brands, Inc.*	15,571	250,693
J & J Snack Foods Corp.	2,895	382,343
John B. Sanfilippo & Son, Inc.	1,695	106,971
Lancaster Colony Corp.	3,636	445,846
Landec Corp.*	5,479	81,363
Lifeway Foods, Inc.*	911	8,509
Limoneira Co.	2,309	54,562
Omega Protein Corp.	4,212	75,395

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	7

	Shares	Value ($)
Sanderson Farms, Inc.	3,908	451,960
Seneca Foods Corp. “A”*	1,500	46,575
Snyder’s-Lance, Inc.	16,745	579,712
Tootsie Roll Industries, Inc. (a)	3,296	114,866

		4,851,599

Household Products 0.3%
Central Garden & Pet Co.*	1,917	60,941
Central Garden & Pet Co. “A”*	6,919	207,708
HRG Group, Inc.*	23,066	408,499
Oil-Dri Corp. of America	930	39,069
Orchids Paper Products Co. (a)	1,743	22,572
WD-40 Co.	2,694	297,283

		1,036,072

Personal Products 0.2%
elf Beauty, Inc.*	4,040	109,929
Inter Parfums, Inc.	3,248	119,039
Medifast, Inc.	2,092	86,755
Natural Health Trends Corp.	1,400	38,990
Nature’s Sunshine Products, Inc.	2,168	28,726
Nutraceutical International Corp.	1,508	62,808
Revlon, Inc. “A”*	2,276	53,941
USANA Health Sciences, Inc.*	2,266	145,251

		645,439

Tobacco 0.2%
Turning Point Brands, Inc.*	1,127	17,288
Universal Corp.	4,859	314,377
Vector Group Ltd.	18,345	391,116

		722,781

Energy 3.6%
Energy Equipment & Services 1.5%
Archrock, Inc.	13,986	159,440
Atwood Oceanics, Inc.* (a)	14,618	119,137
Basic Energy Services, Inc.*	3,385	84,287
Bristow Group, Inc. (a)	6,436	49,235
C&J Energy Services, Inc.*	9,024	309,253
CARBO Ceramics, Inc.* (a)	4,518	30,948
Diamond Offshore Drilling, Inc.*	12,577	136,209
Dril-Quip, Inc.*	7,364	359,363
Ensco PLC “A”	59,290	305,937
Era Group, Inc.*	4,220	39,921
Exterran Corp.*	6,355	169,679
Fairmount Santrol Holdings, Inc.* (a)	30,171	117,667
Forum Energy Technologies, Inc.*	13,419	209,337
Frank’s International NV (a)	9,679	80,239
Geospace Technologies Corp.*	2,477	34,257
Gulf Island Fabrication, Inc.	2,658	30,833
Helix Energy Solutions Group, Inc.*	27,902	157,367
Independence Contract Drilling, Inc.*	5,722	22,259
Keane Group, Inc.*	6,131	98,096
Key Energy Services, Inc.*	2,009	38,653
Mammoth Energy Services, Inc.* (a)	1,403	26,096
Matrix Service Co.*	5,300	49,555
McDermott International, Inc.*	55,031	394,572
Natural Gas Services Group*	2,293	56,981
NCS Multistage Holdings, Inc.*	2,143	53,961
Newpark Resources, Inc.*	16,624	122,186

	Shares	Value ($)
Noble Corp. PLC	47,526	172,044
Oil States International, Inc.*	9,981	270,984
Parker Drilling Co.*	29,278	39,525
PHI, Inc. (Non Voting)*	2,151	20,994
Pioneer Energy Services Corp.*	14,307	29,329
ProPetro Holding Corp.*	4,911	68,558
RigNet, Inc.*	2,305	36,995
Rowan Companies PLC “A”*	22,694	232,387
SEACOR Holdings, Inc.*	3,203	109,863
SEACOR Marine Holdings, Inc.*	3,220	65,559
Select Energy Services, Inc. “A”*	735	8,930
Smart Sand, Inc.* (a)	4,246	37,832
Solaris Oilfield Infrastructure, Inc. “A”*	1,955	22,541
Superior Energy Services, Inc.*	29,625	308,989
Tesco Corp.*	9,763	43,445
TETRA Technologies, Inc.*	21,947	61,232
U.S. Silica Holdings, Inc.	15,888	563,865
Unit Corp.*	9,984	187,000
Willbros Group, Inc.*	8,232	20,333

		5,555,873

Oil, Gas & Consumable Fuels 2.1%
Abraxas Petroleum Corp.*	28,269	45,796
Adams Resources & Energy, Inc.	426	17,500
Alon U.S.A. Energy, Inc.	6,593	87,819
Approach Resources, Inc.* (a)	8,431	28,412
Arch Coal, Inc. “A”	4,269	291,573
Ardmore Shipping Corp.	5,580	45,477
Bill Barrett Corp.*	14,782	45,381
Bonanza Creek Energy, Inc.*	3,955	125,413
California Resources Corp.* (a)	8,305	71,008
Callon Petroleum Co.*	39,240	416,336
Carrizo Oil & Gas, Inc.*	12,259	213,552
Clean Energy Fuels Corp.*	26,630	67,640
Cloud Peak Energy, Inc.*	14,448	51,001
Contango Oil & Gas Co.*	4,447	29,528
CVR Energy, Inc. (a)	3,024	65,802
Delek U.S. Holdings, Inc.	11,870	313,843
Denbury Resources, Inc.* (a)	77,491	118,561
DHT Holdings, Inc.	15,093	62,636
Dorian LPG Ltd.*	3,204	26,209
Earthstone Energy, Inc. “A”*	1,936	19,379
Eclipse Resources Corp.*	17,048	48,757
Energy XXI Gulf Coast, Inc.*	5,756	106,889
EP Energy Corp. “A”* (a)	7,346	26,886
Evolution Petroleum Corp.	4,661	37,754
Frontline Ltd. (a)	14,270	81,767
GasLog Ltd. (a)	8,272	126,148
Gastar Exploration, Inc.*	34,037	31,518
Gener8 Maritime, Inc.*	9,209	52,399
Golar LNG Ltd.	18,524	412,159
Green Plains, Inc.	7,287	149,748
Halcon Resources Corp.*	11,912	54,080
Hallador Energy Co.	3,139	24,390
International Seaways, Inc.*	5,735	124,277
Isramco, Inc.*	166	18,990
Jagged Peak Energy, Inc.* (a)	6,295	84,038
Jones Energy, Inc. “A”* (a)	6,383	10,213
Lilis Energy, Inc.*	8,332	40,827
Matador Resources Co.*	17,546	374,958
Midstates Petroleum Co., Inc.*	2,225	28,191
Navios Maritime Acquisition Corp.	15,053	22,128
Nordic American Tankers Ltd. (a)	19,172	121,551

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Oasis Petroleum, Inc.*	45,996	370,268
Overseas Shipholding Group, Inc. “A”*	7,618	20,264
Pacific Ethanol, Inc.*	8,033	50,206
Panhandle Oil & Gas, Inc. “A”	3,085	71,264
Par Pacific Holdings, Inc.*	6,389	115,258
PDC Energy, Inc.*	12,872	554,912
Peabody Energy Corp.*	9,562	233,791
Penn Virginia Corp.*	2,781	102,202
Renewable Energy Group, Inc.*	7,073	91,595
Resolute Energy Corp.* (a)	4,222	125,689
REX American Resources Corp.*	1,155	111,527
Ring Energy, Inc.*	8,836	114,868
Sanchez Energy Corp.* (a)	14,281	102,538
SandRidge Energy, Inc.*	6,814	117,269
Scorpio Tankers, Inc.	33,364	132,455
SemGroup Corp. “A”	12,731	343,737
Ship Finance International Ltd. (a)	11,752	159,827
SilverBow Resources, Inc.*	1,365	35,708
SRC Energy, Inc.*	39,150	263,480
Stone Energy Corp.*	3,798	69,807
Teekay Corp. (a)	11,261	75,111
Teekay Tankers Ltd. “A”	22,175	41,689
Tellurian, Inc.*	10,789	108,214
Ultra Petroleum Corp.* (a)	37,974	412,018
Uranium Energy Corp.* (a)	26,552	42,218
W&T Offshore, Inc.* (a)	18,318	35,903
Westmoreland Coal Co.*	3,686	17,951
WildHorse Resource Development Corp.* (a)	3,944	48,787

		8,089,090

Financials 18.0%
Banks 10.4%
1st Source Corp.	3,151	151,059
Access National Corp.	2,773	73,540
ACNB Corp.	1,136	34,648
Allegiance Bancshares, Inc.*	2,318	88,779
American National Bankshares, Inc.	1,484	54,834
Ameris Bancorp.	7,145	344,389
Ames National Corp. (a)	1,604	49,082
Arrow Financial Corp.	2,222	70,326
Atlantic Capital Bancshares, Inc.*	4,060	77,140
Banc of California, Inc. (a)	8,465	181,998
BancFirst Corp.	1,681	162,385
Banco Latinoamericano de Comercio Exterior SA “E”	5,734	156,997
BancorpSouth, Inc.	16,696	509,228
Bank of Commerce Holdings	3,002	33,172
Bank of Marin Bancorp.	1,221	75,153
Bank of NT Butterfield & Son Ltd.	10,453	356,447
Bankwell Financial Group, Inc.	1,086	33,916
Banner Corp.	6,380	360,534
Bar Harbor Bankshares	2,790	85,988
BCB Bancorp., Inc.	1,855	28,382
Berkshire Hills Bancorp., Inc.	6,908	242,816
Blue Hills Bancorp., Inc.	4,571	81,821
Boston Private Financial Holdings, Inc.	16,064	246,582
Bridge Bancorp., Inc.	3,764	125,341
Brookline Bancorp., Inc.	14,607	213,262
Bryn Mawr Bank Corp.	3,166	134,555
C&F Financial Corp.	613	28,750

	Shares	Value ($)
Cadence BanCorp.*	1,690	36,977
California First National Bancorp.	451	8,501
Camden National Corp.	2,890	124,010
Canadian Imperial Bank of Commerce	1	58
Capital Bank Financial Corp. “A”	5,655	215,456
Capital City Bank Group, Inc.	2,067	42,208
Capstar Financial Holdings, Inc.*	1,690	29,981
Carolina Financial Corp.	2,787	90,076
Cathay General Bancorp.	14,671	556,764
Centerstate Banks, Inc.	10,451	259,812
Central Pacific Financial Corp.	5,767	181,487
Central Valley Community Bancorp.	2,078	46,048
Century Bancorp., Inc. “A”	543	34,535
Chemical Financial Corp.	13,782	667,187
Chemung Financial Corp.	597	24,405
Citizens & Northern Corp.	2,448	56,940
City Holding Co.	2,918	192,209
Civista Bancshares, Inc.	1,923	40,152
CNB Financial Corp.	3,033	72,701
CoBiz Financial, Inc.	7,673	133,510
Codorus Valley Bancorp., Inc.	1,539	43,708
Columbia Banking System, Inc.	11,289	449,867
Commerce Union Bancshares, Inc. (a)	1,358	32,415
Community Bank System, Inc.	9,517	530,763
Community Bankers Trust Corp.*	4,167	34,378
Community Financial Corp.	774	29,799
Community Trust Bancorp., Inc.	2,932	128,275
ConnectOne Bancorp., Inc.	5,996	135,210
County Bancorp., Inc.	914	21,936
CU Bancorp.*	3,300	119,295
Customers Bancorp., Inc.*	5,603	158,453
CVB Financial Corp.	20,120	451,292
DNB Financial Corp.	610	20,923
Eagle Bancorp., Inc.*	6,127	387,839
Enterprise Bancorp., Inc.	1,828	64,967
Enterprise Financial Services Corp.	4,294	175,195
Equity Bancshares, Inc. “A”*	2,074	63,547
Evans Bancorp., Inc.	898	35,875
Farmers & Merchants Bancorp., Inc. (a)	863	53,506
Farmers Capital Bank Corp.	1,329	51,233
Farmers National Banc Corp.	4,719	68,426
FB Financial Corp.*	1,337	48,386
FCB Financial Holdings, Inc. “A”*	6,834	326,323
Fidelity Southern Corp.	4,172	95,372
Financial Institutions, Inc.	2,744	81,771
First BanCorp.*	31,871	184,533
First BanCorp. — North Carolina	4,852	151,674
First Bancorp., Inc.	1,889	51,116
First Bancshares, Inc.	1,655	45,678
First Busey Corp.	6,236	182,840
First Business Financial Services, Inc.	1,532	35,359
First Citizens BancShares, Inc. “A”	1,440	536,688
First Commonwealth Financial Corp.	18,795	238,321
First Community Bancshares, Inc.	3,399	92,963
First Community Financial Partners, Inc.*	2,567	33,114
First Connecticut Bancorp, Inc.	2,610	66,947

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	9

	Shares	Value ($)
First Financial Bancorp.	12,098	335,115
First Financial Bankshares, Inc.	12,281	542,820
First Financial Corp. — Indiana	2,068	97,816
First Financial Northwest, Inc.	1,664	26,840
First Foundation, Inc.*	5,595	91,926
First Guaranty Bancshares, Inc.	768	20,920
First Internet Bancorp.	1,355	38,008
First Interstate BancSystem, Inc. “A”	5,085	189,162
First Merchants Corp.	7,988	320,638
First Mid-Illinois Bancshares, Inc.	1,960	67,110
First Midwest Bancorp., Inc.	19,836	462,377
First Northwest Bancorp.*	2,109	33,259
First of Long Island Corp.	4,539	129,815
Flushing Financial Corp.	5,374	151,493
FNB Bancorp.	1,037	28,476
Franklin Financial Network, Inc.*	2,199	90,709
Fulton Financial Corp.	33,287	632,453
German American Bancorp., Inc.	4,058	138,337
Glacier Bancorp., Inc.	14,934	546,734
Great Southern Bancorp., Inc.	2,035	108,873
Great Western Bancorp., Inc.	11,479	468,458
Green Bancorp., Inc.*	3,938	76,397
Guaranty Bancorp.	4,563	124,114
Guaranty Bancshares, Inc.	390	12,461
Hancock Holding Co.	16,436	805,364
Hanmi Financial Corp.	6,174	175,650
HarborOne Bancorp., Inc.*	2,370	47,305
Heartland Financial U.S.A., Inc.	4,802	226,174
Heritage Commerce Corp.	6,994	96,377
Heritage Financial Corp.	5,613	148,745
Hilltop Holdings, Inc.	14,633	383,531
Home Bancshares, Inc.	25,137	625,911
HomeTrust Bancshares, Inc.*	3,166	77,250
Hope Bancorp., Inc.	25,304	471,920
Horizon Bancorp.	4,307	113,489
Howard Bancorp., Inc.*	1,718	33,072
IBERIABANK Corp.	9,826	800,819
Independent Bank Corp.	5,253	350,112
Independent Bank Corp.	3,798	82,607
Independent Bank Group, Inc.	3,430	204,085
International Bancshares Corp.	10,629	372,546
Investar Holding Corp.	1,595	36,526
Investors Bancorp., Inc.	50,466	674,226
Lakeland Bancorp., Inc.	8,700	163,995
Lakeland Financial Corp.	4,809	220,637
LCNB Corp.	1,677	33,540
LegacyTexas Financial Group, Inc.	9,191	350,453
Live Oak Bancshares, Inc. (a)	3,705	89,661
Macatawa Bank Corp.	4,982	47,528
MainSource Financial Group, Inc.	4,783	160,278
MB Financial, Inc.	15,732	692,837
MBT Financial Corp.	3,340	32,398
Mercantile Bank Corp.	3,280	103,254
Middlefield Banc Corp.	510	25,704
Midland States Bancorp., Inc.	2,972	99,621
MidSouth Bancorp., Inc.	1,741	20,457
MidWestOne Financial Group, Inc.	2,171	73,575
MutualFirst Financial, Inc.	1,296	46,267
National Bank Holdings Corp. “A”	4,836	160,120
National Bankshares, Inc. (a)	1,314	53,611
National Commerce Corp.*	2,034	80,445
NBT Bancorp., Inc.	8,215	303,544
Nicolet Bankshares, Inc.*	1,737	95,031

	Shares	Value ($)
Northeast Bancorp.	1,409	28,673
Northrim BanCorp., Inc.	1,276	38,790
Norwood Financial Corp.	745	31,476
OFG Bancorp.	8,803	88,030
Ohio Valley Banc Corp.	794	28,624
Old Line Bancshares, Inc.	1,592	44,863
Old National Bancorp.	26,084	449,949
Old Point Financial Corp.	706	23,213
Old Second Bancorp., Inc.	5,341	61,689
Opus Bank	4,030	97,526
Orrstown Financial Services, Inc.	1,404	32,081
Pacific Continental Corp.	4,378	111,858
Pacific Mercantile Bancorp.*	2,922	25,714
Pacific Premier Bancorp., Inc.*	7,603	280,551
Paragon Commercial Corp.* (a)	820	43,025
Park National Corp.	2,610	270,709
Park Sterling Corp.	10,435	123,968
Parke Bancorp., Inc.	1,109	24,842
Peapack-Gladstone Financial Corp.	3,291	102,975
Penns Woods Bancorp., Inc.	859	35,374
People’s Utah Bancorp.	2,817	75,496
Peoples Bancorp. of North Carolina, Inc.	825	26,070
Peoples Bancorp., Inc.	3,275	105,226
Peoples Financial Services Corp. (a)	1,347	58,904
Preferred Bank	2,442	130,574
Premier Financial Bancorp., Inc.	1,768	36,438
QCR Holdings, Inc.	2,317	109,826
Renasant Corp.	8,373	366,235
Republic Bancorp., Inc. “A”	1,886	67,330
Republic First Bancorp., Inc.*	9,781	90,474
S&T Bancorp., Inc.	6,807	244,099
Sandy Spring Bancorp., Inc.	4,705	191,305
Seacoast Banking Corp. of Florida*	7,753	186,847
ServisFirst Bancshares, Inc.	9,013	332,490
Shore Bancshares, Inc.	2,371	39,003
Sierra Bancorp.	2,278	55,925
Simmons First National Corp. “A”	5,931	313,750
SmartFinancial, Inc.*	1,390	33,193
South State Corp.	5,610	480,777
Southern First Bancshares, Inc.*	1,346	49,869
Southern National Bancorp. of Virginia, Inc.	3,599	63,342
Southside Bancshares, Inc.	5,287	184,726
Southwest Bancorp., Inc.	3,379	86,333
State Bank Financial Corp.	7,389	200,390
Sterling Bancorp.	25,620	595,665
Stock Yards Bancorp., Inc.	4,292	166,959
Stonegate Bank	2,719	125,563
Summit Financial Group, Inc.	2,119	46,618
Sun Bancorp, Inc.	2,044	50,385
Sunshine Bancorp., Inc.*	1,440	30,686
Texas Capital Bancshares, Inc.*	9,717	752,096
The Bancorp., Inc.*	9,761	73,988
Tompkins Financial Corp.	2,891	227,580
TowneBank	10,926	336,521
TriCo Bancshares	4,099	144,080
TriState Capital Holdings, Inc.*	4,308	108,562
Triumph Bancorp., Inc.*	3,020	74,141
Trustmark Corp.	13,074	420,460
Two River Bancorp.	1,405	26,119
UMB Financial Corp.	8,823	660,490

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Umpqua Holdings Corp.	42,973	788,984
Union Bankshares Corp.	8,500	288,150
Union Bankshares, Inc.	740	35,150
United Bankshares, Inc.	19,443	762,166
United Community Banks, Inc.	13,711	381,166
United Securities Bancshares	2,548	23,569
Unity Bancorp., Inc.	1,507	25,920
Univest Corp. of Pennsylvania	4,961	148,582
Valley National Bancorp.	50,218	593,075
Veritex Holdings, Inc.*	2,777	73,118
Washington Trust Bancorp., Inc.	3,012	155,269
WashingtonFirst Bankshares, Inc.	1,895	65,434
WesBanco, Inc.	8,177	323,319
West Bancorp.	3,159	74,710
Westamerica Bancorp. (a)	5,007	280,592
Wintrust Financial Corp.	10,779	823,947
Xenith Bankshares, Inc.*	982	30,501

		39,541,221

Capital Markets 1.3%
Arlington Asset Investment Corp. “A” (a)	4,775	65,274
Artisan Partners Asset Management, Inc. “A”	8,674	266,292
Associated Capital Group, Inc. “A”	852	28,968
B. Riley Financial, Inc.	2,556	47,414
Cohen & Steers, Inc.	4,156	168,484
Cowen, Inc.*	4,963	80,649
Diamond Hill Investment Group	623	124,226
Donnelley Financial Solution, Inc.*	5,142	118,060
Evercore Partners, Inc. “A”	7,952	560,616
Fifth Street Asset Management, Inc.	1,129	5,476
Financial Engines, Inc.	11,383	416,618
Gain Capital Holdings, Inc.	7,086	44,146
GAMCO Investors, Inc. “A”	830	24,568
Greenhill & Co., Inc.	5,339	107,314
Hamilton Lane, Inc. “A”	2,687	59,087
Houlihan Lokey, Inc.	4,407	153,804
INTL. FCStone, Inc.*	2,959	111,732
Investment Technology Group, Inc.	6,321	134,258
KCG Holdings, Inc. “A”*	8,701	173,498
Ladenburg Thalmann Financial Services, Inc.*	18,811	45,899
Medley Management, Inc. “A”	1,036	6,734
Moelis & Co. “A”	4,880	189,588
OM Asset Management PLC	10,748	159,715
Oppenheimer Holdings, Inc. “A”	1,955	32,062
Piper Jaffray Companies, Inc.	2,747	164,683
PJT Partners, Inc. “A”	3,610	145,194
Pzena Investment Management, Inc. “A”	2,886	29,322
Safeguard Scientifics, Inc.*	3,689	43,899
Silvercrest Asset Management Group, Inc. “A”	1,334	17,942
Stifel Financial Corp.*	12,968	596,269
Value Line, Inc.	416	7,613
Virtu Financial, Inc. “A” (a)	4,784	84,438
Virtus Investment Partners, Inc.	1,308	145,123
Waddell & Reed Financial, Inc. “A”	16,015	302,363
Westwood Holdings Group, Inc.	1,511	85,658
Wins Finance Holdings, Inc.* (a)	145	30,450

	Shares	Value ($)
WisdomTree Investments, Inc. (a)	22,343	227,228

		5,004,664

Consumer Finance 0.6%
Elevate Credit, Inc.*	2,807	22,231
Encore Capital Group, Inc.*	4,780	191,917
Enova International, Inc.*	6,398	95,010
EZCORP, Inc. “A”*	10,100	77,770
FirstCash, Inc.	9,226	537,876
Green Dot Corp. “A”*	8,881	342,185
LendingClub Corp.*	61,854	340,815
Nelnet, Inc. “A”	3,882	182,493
PRA Group, Inc.*	8,983	340,456
Regional Management Corp.*	1,955	46,197
World Acceptance Corp.* (a)	1,120	83,899

		2,260,849

Diversified Financial Services 0.1%
FNFV Group*	12,253	193,597
Marlin Business Services Corp.	1,665	41,875
NewStar Financial, Inc.	6,022	63,231
On Deck Capital, Inc.* (a)	9,094	42,378
Tiptree, Inc.	5,308	37,421

		378,502

Insurance 2.4%
Ambac Financial Group, Inc.*	9,046	156,948
American Equity Investment Life Holding Co.	16,999	446,734
AMERISAFE, Inc.	3,735	212,708
AmTrust Financial Services, Inc. (a)	16,593	251,218
Argo Group International Holdings Ltd.	5,717	346,450
Atlas Financial Holdings, Inc.*	1,891	28,176
Baldwin & Lyons, Inc. “B”	1,960	48,020
Blue Capital Reinsurance Holdings Ltd.	1,162	21,265
Citizens, Inc.* (a)	8,810	65,018
CNO Financial Group, Inc.	33,303	695,367
Crawford & Co. “B”	2,268	21,092
Donegal Group, Inc. “A”	1,585	25,201
eHealth, Inc.*	2,860	53,768
EMC Insurance Group, Inc.	1,813	50,365
Employers Holdings, Inc.	6,252	264,459
Enstar Group Ltd.*	2,183	433,653
FBL Financial Group, Inc. “A”	1,965	120,847
Federated National Holding Co.	2,309	36,944
Fidelity & Guaranty Life	2,307	71,632
Genworth Financial, Inc. “A”*	97,588	367,907
Global Indemnity Ltd.*	1,546	59,938
Greenlight Capital Re Ltd. “A”*	5,993	125,254
Hallmark Financial Services, Inc.*	2,633	29,674
HCI Group, Inc. (a)	1,541	72,396
Health Insurance Innovations, Inc. “A”*	2,178	51,183
Heritage Insurance Holdings, Inc.	5,048	65,725
Horace Mann Educators Corp.	7,833	296,087
Independence Holding Co.	1,493	30,532
Infinity Property & Casualty Corp.	2,123	199,562
Investors Title Co.	271	52,422
James River Group Holdings Ltd.	3,501	139,095
Kemper Corp.	7,743	298,880
Kingstone Companies, Inc.	1,772	27,112
Kinsale Capital Group, Inc.	2,812	104,916

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	11

	Shares	Value ($)
Maiden Holdings Ltd.	13,660	151,626
MBIA, Inc.*	24,418	230,262
National General Holdings Corp.	9,567	201,864
National Western Life Group, Inc. “A”	445	142,231
Navigators Group, Inc.	4,007	219,984
NI Holdings, Inc.*	2,000	35,760
OneBeacon Insurance Group Ltd. “A”	4,117	75,053
Primerica, Inc.	8,864	671,448
RLI Corp.	7,498	409,541
Safety Insurance Group, Inc.	2,790	190,557
Selective Insurance Group, Inc.	11,224	561,761
State Auto Financial Corp.	2,960	76,161
State National Companies, Inc.	5,728	105,281
Stewart Information Services Corp.	4,105	186,285
Third Point Reinsurance Ltd.*	14,929	207,513
Trupanion, Inc.* (a)	4,364	97,666
United Fire Group, Inc.	4,079	179,721
United Insurance Holdings Corp.	3,186	50,116
Universal Insurance Holdings, Inc.	6,130	154,476
WMIH Corp.*	38,548	48,185

		9,266,039

Mortgage Real Estate Investment Trusts (REITs) 0.9%
AG Mortgage Investment Trust, Inc.	5,132	93,916
Anworth Mortgage Asset Corp.	18,565	111,576
Apollo Commercial Real Estate Finance, Inc.	17,896	331,971
Ares Commercial Real Estate Corp.	5,435	71,144
ARMOUR Residential REIT, Inc.	7,053	176,325
Capstead Mortgage Corp.	18,230	190,139
Cherry Hill Mortgage Investment Corp.	2,299	42,463
CYS Investments, Inc.	29,319	246,573
Dynex Capital, Inc.	8,496	60,322
Ellington Residential Mortgage REIT	1,635	23,969
Great Ajax Corp.	3,063	42,821
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,489	217,013
Invesco Mortgage Capital, Inc.	21,910	366,116
KKR Real Estate Finance Trust, Inc.	2,024	43,516
Ladder Capital Corp.	13,772	184,683
MTGE Investment Corp.	9,114	171,343
New York Mortgage Trust, Inc.	22,314	138,793
Orchid Island Capital, Inc. (a)	6,911	68,142
Owens Realty Mortgage, Inc.	1,889	32,037
PennyMac Mortgage Investment Trust	12,865	235,301
Redwood Trust, Inc.	14,827	252,652
Resource Capital Corp.	5,725	58,223
Sutherland Asset Management Corp.	3,370	50,044
Western Asset Mortgage Capital Corp.	8,323	85,727

		3,294,809

Thrifts & Mortgage Finance 2.3%
ASB Bancorp., Inc.*	542	23,821
Astoria Financial Corp.	17,936	361,410

	Shares	Value ($)
Bank Mutual Corp.	8,460	77,409
BankFinancial Corp.	2,859	42,656
Bear State Financial, Inc.	4,379	41,425
Beneficial Bancorp., Inc.	13,213	198,195
BofI Holding, Inc.* (a)	11,668	276,765
BSB Bancorp., Inc.*	1,757	51,392
Capitol Federal Financial, Inc.	24,851	353,133
Charter Financial Corp.	2,568	46,224
Clifton Bancorp., Inc.	4,139	68,418
Dime Community Bancshares	6,376	124,970
Entegra Financial Corp.*	1,222	27,800
ESSA Bancorp., Inc.	1,563	23,007
Essent Group Ltd.*	15,061	559,366
Federal Agricultural Mortgage Corp. “C”	1,768	114,390
First Defiance Financial Corp.	1,899	100,039
Flagstar Bancorp., Inc.*	4,138	127,533
Greene County Bancorp., Inc. (a)	571	15,531
Hingham Institution for Savings	235	42,754
Home Bancorp., Inc.	1,083	46,049
HomeStreet, Inc.*	5,635	155,949
Impac Mortgage Holdings, Inc.*	2,173	32,877
Kearny Financial Corp.	16,489	244,862
LendingTree, Inc.*	1,262	217,316
Malvern Bancorp., Inc.*	1,245	29,818
Meridian Bancorp., Inc.	9,052	152,979
Meta Financial Group, Inc.	1,773	157,797
MGIC Investment Corp.*	72,000	806,400
Nationstar Mortgage Holdings, Inc.*	5,687	101,740
NMI Holdings, Inc. “A”*	11,065	126,694
Northfield Bancorp., Inc.	8,445	144,832
Northwest Bancshares, Inc.	18,112	282,728
OceanFirst Financial Corp.	6,084	164,998
Oconee Federal Financial Corp.	333	9,254
Ocwen Financial Corp.* (a)	19,223	51,710
Oritani Financial Corp.	7,856	133,945
PCSB Financial Corp.* (a)	3,499	59,693
PennyMac Financial Services, Inc. “A”*	3,097	51,720
PHH Corp.*	10,046	138,333
Provident Bancorp., Inc.*	835	18,788
Provident Financial Holdings, Inc.	1,251	24,082
Provident Financial Services, Inc.	12,012	304,865
Prudential Bancorp., Inc.	1,575	28,602
Radian Group, Inc.	42,267	691,065
Riverview Bancorp., Inc.	3,700	24,568
SI Financial Group, Inc.	2,097	33,762
Southern Missouri Bancorp., Inc.	1,091	35,196
Territorial Bancorp., Inc.	1,640	51,152
Timberland Bancorp., Inc.	1,211	30,602
TrustCo Bank Corp.	18,381	142,453
United Community Financial Corp.	9,151	76,045
United Financial Bancorp., Inc.	10,034	167,467
Walker & Dunlop, Inc.*	5,486	267,881
Washington Federal, Inc.	17,326	575,223
Waterstone Financial, Inc.	4,904	92,440
Western New England Bancorp, Inc.	5,756	58,423
WSFS Financial Corp.	5,854	265,479

		8,674,025

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Health Care 14.9%
Biotechnology 5.4%
Abeona Therapeutics, Inc.*	4,688	30,003
Acceleron Pharma, Inc.*	6,229	189,299
Achaogen, Inc.* (a)	5,637	122,492
Achillion Pharmaceuticals, Inc.*	22,969	105,428
Acorda Therapeutics, Inc.*	8,459	166,642
Adamas Pharmaceuticals, Inc.* (a)	2,624	45,894
Aduro Biotech, Inc.* (a)	7,911	90,185
Advaxis, Inc.* (a)	7,096	46,053
Agenus, Inc.*	14,043	54,908
Aimmune Therapeutics, Inc.*	6,845	140,733
Akebia Therapeutics, Inc.*	7,414	106,539
Alder Biopharmaceuticals, Inc.*	9,131	104,550
AMAG Pharmaceuticals, Inc.*	6,842	125,893
Amicus Therapeutics, Inc.* (a)	27,813	280,077
AnaptysBio, Inc.*	996	23,834
Anavex Life Sciences Corp.* (a)	7,918	42,124
Ardelyx, Inc.*	6,542	33,364
Arena Pharmaceuticals, Inc.*	6,113	103,121
Array BioPharma, Inc.*	33,410	279,642
Asterias Biotherapeutics, Inc.* (a)	4,293	15,240
Atara Biotherapeutics, Inc.*	5,093	71,302
Athersys, Inc.* (a)	20,627	31,147
Audentes Therapeutics, Inc.*	2,971	56,835
Avexis, Inc.* (a)	4,779	392,643
Axovant Sciences Ltd.* (a)	5,815	134,850
Bellicum Pharmaceuticals, Inc.*	5,032	58,774
BioCryst Pharmaceuticals, Inc.*	14,928	83,000
Biohaven Pharmaceutical Holding Co., Ltd.*	1,944	48,600
BioSpecifics Technologies Corp.*	1,041	51,540
BioTime, Inc.* (a)	16,005	50,416
Bluebird Bio, Inc.*	8,726	916,666
Blueprint Medicines Corp.*	7,555	382,812
Calithera Biosciences, Inc.*	5,955	88,432
Cara Therapeutics, Inc.* (a)	5,198	79,997
Cascadian Therapeutics, Inc.*	6,670	24,779
Catalyst Pharmaceuticals, Inc.*	13,943	38,483
Celldex Therapeutics, Inc.* (a)	23,501	58,047
ChemoCentryx, Inc.*	5,074	47,493
Chimerix, Inc.*	8,328	45,388
Clovis Oncology, Inc.*	8,425	788,833
Coherus Biosciences, Inc.* (a)	7,464	107,108
Conatus Pharmaceuticals, Inc.* (a)	4,984	28,708
Concert Pharmaceuticals, Inc.*	3,312	46,202
Corbus Pharmaceuticals Holdings, Inc.* (a)	8,605	54,211
Corvus Pharmaceuticals, Inc.*	1,640	19,844
Curis, Inc.*	23,326	44,086
Cytokinetics, Inc.*	8,075	97,707
CytomX Therapeutics, Inc.*	5,648	87,544
Dynavax Technologies Corp.* (a)	9,554	92,196
Eagle Pharmaceuticals, Inc.* (a)	1,572	124,015
Edge Therapeutics, Inc.* (a)	3,996	40,999
Editas Medicine, Inc.* (a)	6,573	110,295
Emergent Biosolutions, Inc.*	6,548	222,043
Enanta Pharmaceuticals, Inc.*	2,961	106,537
Epizyme, Inc.*	8,125	122,687
Esperion Therapeutics, Inc.* (a)	2,985	138,146
Exact Sciences Corp.*	21,358	755,432
Fate Therapeutics, Inc.* (a)	7,391	23,947
FibroGen, Inc.*	11,499	371,418
Five Prime Therapeutics, Inc.*	5,271	158,710

	Shares	Value ($)
Flexion Therapeutics, Inc.* (a)	5,532	111,857
Fortress Biotech, Inc.* (a)	6,467	30,718
Foundation Medicine, Inc.* (a)	2,787	110,783
Genocea Biosciences, Inc.* (a)	5,562	29,034
Genomic Health, Inc.*	3,837	124,894
Geron Corp.* (a)	28,914	80,092
Global Blood Therapeutics, Inc.* (a)	7,179	196,346
Halozyme Therapeutics, Inc.*	21,320	273,322
Heron Therapeutics, Inc.* (a)	8,834	122,351
Idera Pharmaceuticals, Inc.* (a)	23,817	40,965
Ignyta, Inc.*	9,721	100,612
Immune Design Corp.*	3,312	32,292
ImmunoGen, Inc.* (a)	16,609	118,090
Immunomedics, Inc.* (a)	19,584	172,927
Inovio Pharmaceuticals, Inc.* (a)	13,057	102,367
Insmed, Inc.*	12,171	208,854
Insys Therapeutics, Inc.* (a)	4,843	61,264
Intellia Therapeutics, Inc.* (a)	2,752	44,032
Invitae Corp.* (a)	7,558	72,254
Iovance Biotherapeutics, Inc.* (a)	10,962	80,571
Ironwood Pharmaceuticals, Inc.*	26,183	494,335
Jounce Therapeutics, Inc.*	1,268	17,790
Karyopharm Therapeutics, Inc.*	6,576	59,513
Keryx Biopharmaceuticals, Inc.* (a)	16,484	119,179
Kindred Biosciences, Inc.*	4,092	35,191
Kite Pharma, Inc.* (a)	9,510	985,902
Kura Oncology, Inc.*	2,771	25,770
La Jolla Pharmaceutical Co.* (a)	3,302	98,300
Lexicon Pharmaceuticals, Inc.* (a)	8,404	138,246
Ligand Pharmaceuticals, Inc.* (a)	3,983	483,536
Loxo Oncology, Inc.*	3,895	312,340
MacroGenics, Inc.*	6,309	110,471
Madrigal Pharmaceuticals, Inc.* (a)	770	12,520
Matinas BioPharma Holdings, Inc.* (a)	10,282	17,377
MediciNova, Inc.* (a)	5,623	29,577
Merrimack Pharmaceuticals, Inc. (a)	23,120	28,669
MiMedx Group, Inc.* (a)	20,280	303,592
Minerva Neurosciences, Inc.*	4,891	43,285
Miragen Therapeutics, Inc.*	2,455	31,743
Momenta Pharmaceuticals, Inc.*	14,287	241,450
Myriad Genetics, Inc.*	12,492	322,793
NantKwest, Inc.* (a)	5,947	45,138
Natera, Inc.*	6,099	66,235
NewLink Genetics Corp.* (a)	4,301	31,612
Novavax, Inc.* (a)	54,701	62,906
Novelion Therapeutics, Inc.*	2,962	27,339
Nymox Pharmaceutical Corp.* (a)	5,543	24,389
Organovo Holdings, Inc.* (a)	19,047	50,094
Otonomy, Inc.*	5,481	103,317
Ovid therapeutics, Inc.*	982	10,301
PDL BioPharma, Inc.	31,644	78,161
Pieris Pharmaceuticals, Inc.* (a)	6,678	33,791
Portola Pharmaceuticals, Inc.*	9,604	539,457
Progenics Pharmaceuticals, Inc.*	13,781	93,573
Protagonist Therapeutics, Inc.*	1,475	16,682
Prothena Corp. PLC* (a)	7,554	408,822
PTC Therapeutics, Inc.*	6,296	115,406
Puma Biotechnology, Inc.*	5,588	488,391
Ra Pharmaceuticals, Inc.*	2,282	42,765
Radius Health, Inc.* (a)	7,239	327,420

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	13

	Shares	Value ($)
Recro Pharma, Inc.*	2,658	18,686
REGENXBIO, Inc.*	5,354	105,741
Repligen Corp.*	6,609	273,877
Retrophin, Inc.*	7,613	147,616
Rigel Pharmaceuticals, Inc.*	23,816	65,018
Sage Therapeutics, Inc.*	6,722	535,340
Sangamo Therapeutics, Inc.*	14,381	126,553
Sarepta Therapeutics, Inc.*	10,038	338,381
Selecta Biosciences, Inc.*	2,284	45,360
Seres Therapeutics, Inc.* (a)	4,209	47,562
Spark Therapeutics, Inc.*	4,519	269,965
Spectrum Pharmaceuticals, Inc.*	14,768	110,022
Stemline Therapeutics, Inc.*	4,743	43,636
Strongbridge Biopharma PLC* (a)	4,273	30,552
Syndax Pharmaceuticals, Inc.*	1,714	23,945
Synergy Pharmaceuticals, Inc.* (a)	44,112	196,298
Syros Pharmaceuticals, Inc.*	2,432	39,131
TG Therapeutics, Inc.* (a)	9,434	94,812
Tocagen, Inc.*	1,622	19,513
Trevena, Inc.*	12,210	28,083
Ultragenyx Pharmaceutical, Inc.*	7,665	476,073
Vanda Pharmaceuticals, Inc.*	8,567	139,642
VBI Vaccines, Inc.* (a)	4,213	18,327
Veracyte, Inc.*	4,832	40,251
Versartis, Inc.*	6,089	106,253
Voyager Therapeutics, Inc.* (a)	3,156	28,278
vTv Therapeutics, Inc. “A”*	1,054	5,238
XBiotech, Inc.* (a)	3,315	15,580
Xencor, Inc.*	7,342	154,990
ZIOPHARM Oncology, Inc.* (a)	26,305	163,617

		20,607,236

Health Care Equipment & Supplies 3.8%
Abaxis, Inc.	4,287	227,297
Accuray, Inc.*	15,816	75,126
Analogic Corp.	2,472	179,591
AngioDynamics, Inc.*	7,126	115,512
Anika Therapeutics, Inc.*	2,873	141,754
Antares Pharma, Inc.*	27,940	89,967
AtriCure, Inc.*	6,090	147,683
Atrion Corp.	278	178,837
AxoGen, Inc.*	5,035	84,336
Cantel Medical Corp.	7,047	549,032
Cardiovascular Systems, Inc.*	6,212	200,213
Cerus Corp.* (a)	21,425	53,777
ConforMIS, Inc.* (a)	6,779	29,082
CONMED Corp.	5,380	274,057
Corindus Vascular Robotics, Inc.* (a)	16,327	30,368
CryoLife, Inc.*	6,024	120,179
Cutera, Inc.*	2,544	65,890
Endologix, Inc.* (a)	16,005	77,784
Entellus Medical, Inc.* (a)	2,366	39,181
Exactech, Inc.*	2,223	66,245
FONAR Corp.*	1,191	33,050
GenMark Diagnostics, Inc.*	8,251	97,609
Glaukos Corp.*	5,571	231,029
Globus Medical, Inc. “A”*	13,633	451,934
Haemonetics Corp.*	10,210	403,193
Halyard Health, Inc.*	9,095	357,252
ICU Medical, Inc.*	2,924	504,390
Inogen, Inc.*	3,308	315,649
Insulet Corp.*	11,229	576,160
Integer Holdings Corp.*	6,078	262,873

	Shares	Value ($)
Integra LifeSciences Holdings Corp.*	11,905	648,942
Invacare Corp.	5,966	78,751
iRhythm Technologies, Inc.*	2,685	114,086
K2M Group Holdings, Inc.*	7,888	192,152
Lantheus Holdings, Inc.*	5,066	89,415
LeMaitre Vascular, Inc.	2,888	90,163
LivaNova PLC*	9,446	578,190
Masimo Corp.*	8,723	795,363
Meridian Bioscience, Inc.	8,321	131,056
Merit Medical Systems, Inc.*	9,534	363,722
Natus Medical, Inc.*	6,330	236,109
Neogen Corp.*	7,246	500,771
Nevro Corp.*	5,393	401,401
Novocure Ltd.* (a)	11,234	194,348
NuVasive, Inc.*	9,877	759,739
NxStage Medical, Inc.*	12,810	321,147
Obalon Therapeutics, Inc.* (a)	1,799	17,828
OraSure Technologies, Inc.*	10,901	188,151
Orthofix International NV*	3,309	153,802
Oxford Immunotec Global PLC*	4,283	72,040
Penumbra, Inc.*	5,700	500,175
Pulse Biosciences, Inc.*	1,774	61,256
Quidel Corp.*	5,513	149,623
Quotient Ltd.*	5,212	38,360
Rockwell Medical, Inc.* (a)	8,999	71,362
RTI Surgical, Inc.*	10,252	59,974
Sientra, Inc.*	2,801	27,226
Spectranetics Corp.*	8,440	324,096
STAAR Surgical Co.*	7,958	85,946
SurModics, Inc.*	2,464	69,362
Tactile Systems Technology, Inc.*	1,781	50,901
Utah Medical Products, Inc.	607	43,947
Varex Imaging Corp.*	7,334	247,889
ViewRay, Inc.* (a)	5,695	36,847
Viveve Medical, Inc.*	2,913	20,915
Wright Medical Group NV*	20,404	560,906

		14,255,011

Health Care Providers & Services 2.1%
AAC Holdings, Inc.* (a)	1,879	13,021
Aceto Corp.	5,536	85,531
Addus HomeCare Corp.*	1,583	58,888
Almost Family, Inc.*	2,481	152,954
Amedisys, Inc.*	5,598	351,610
American Renal Associates Holdings, Inc.* (a)	1,653	30,663
AMN Healthcare Services, Inc.*	9,210	359,650
BioScrip, Inc.* (a)	21,040	57,124
BioTelemetry, Inc.*	5,389	180,262
Capital Senior Living Corp.*	4,738	72,065
Chemed Corp.	3,056	625,044
Civitas Solutions, Inc.*	3,399	59,482
Community Health Systems, Inc.*	18,512	184,379
CorVel Corp.*	1,868	88,637
Cross Country Healthcare, Inc.*	6,553	84,599
Diplomat Pharmacy, Inc.*	9,417	139,372
Genesis Healthcare, Inc.*	6,503	11,315
Healthequity, Inc.*	9,692	482,952
HealthSouth Corp.	17,439	844,048
Kindred Healthcare, Inc.	15,921	185,480
Landauer, Inc.	1,851	96,807
LHC Group, Inc.*	3,030	205,707
Magellan Health, Inc.*	4,617	336,579

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Molina Healthcare, Inc.*	8,599	594,879
National Healthcare Corp.	2,166	151,923
National Research Corp. “A”	1,834	49,335
Owens & Minor, Inc.	11,806	380,035
PharMerica Corp.*	5,903	154,954
Providence Service Corp.*	2,316	117,213
R1 RCM, Inc.*	19,496	73,110
RadNet, Inc.*	7,589	58,815
Select Medical Holdings Corp.*	20,798	319,249
Surgery Partners, Inc.*	3,532	80,353
Teladoc, Inc.* (a)	10,466	363,170
Tenet Healthcare Corp.*	15,820	305,959
The Ensign Group, Inc.	9,310	202,679
Tivity Health, Inc.*	7,098	282,855
Triple-S Management Corp. “B”*	4,446	75,182
U.S. Physical Therapy, Inc.	2,407	145,383

		8,061,263

Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	35,378	451,423
Castlight Health, Inc. “B”* (a)	12,472	51,759
Computer Programs & Systems, Inc. (a)	2,091	68,585
Cotiviti Holdings, Inc.*	5,180	192,385
Evolent Health, Inc. “A”*	7,509	190,353
HealthStream, Inc.*	4,905	129,100
HMS Holdings Corp.*	16,391	303,234
Inovalon Holdings, Inc. “A”* (a)	12,215	160,627
Medidata Solutions, Inc.*	10,979	858,558
NantHealth, Inc.* (a)	3,483	14,733
Omnicell, Inc.*	7,155	308,380
Quality Systems, Inc.*	10,258	176,540
Simulations Plus, Inc.	2,158	26,651
Tabula Rasa HealthCare, Inc.*	1,826	27,481
Vocera Communications, Inc.*	5,447	143,910

		3,103,719

Life Sciences Tools & Services 0.8%
Accelerate Diagnostics, Inc.* (a)	5,060	138,391
Albany Molecular Research, Inc.* (a)	4,940	107,198
Cambrex Corp.*	6,357	379,831
Enzo Biochem, Inc.*	8,359	92,283
Fluidigm Corp.*	6,205	25,068
INC Research Holdings, Inc. “A”*	10,620	621,270
Luminex Corp.	7,905	166,954
Medpace Holdings, Inc.*	1,583	45,907
NanoString Technologies, Inc.*	3,440	56,898
NeoGenomics, Inc.*	10,907	97,727
Pacific Biosciences of California, Inc.*	15,627	55,632
PAREXEL International Corp.*	9,779	849,893
PRA Health Sciences, Inc.*	7,528	564,675

		3,201,727

Pharmaceuticals 2.0%
Aclaris Therapeutics, Inc.* (a)	3,915	106,175
Aerie Pharmaceuticals, Inc.*	5,910	310,570
Amphastar Pharmaceuticals, Inc.*	7,299	130,360
ANI Pharmaceuticals, Inc.*	1,612	75,442
Aratana Therapeutics, Inc.*	7,820	56,539
Assembly Biosciences, Inc.*	2,721	56,189
Catalent, Inc.*	24,449	858,160

	Shares	Value ($)
Cempra, Inc.* (a)	8,694	39,992
Clearside Biomedical, Inc.* (a)	3,996	36,404
Collegium Pharmaceutical, Inc.* (a)	4,406	55,119
Corcept Therapeutics, Inc.*	17,711	208,990
Corium International, Inc.*	3,868	28,855
DepoMed, Inc.*	10,937	117,463
Dermira, Inc.*	7,406	215,811
Durect Corp.*	25,179	39,279
Heska Corp.*	1,294	132,079
Horizon Pharma PLC*	31,910	378,772
Impax Laboratories, Inc.*	14,245	229,344
Innoviva, Inc.*	14,736	188,621
Intersect ENT, Inc.*	5,192	145,116
Intra-Cellular Therapies, Inc.*	6,685	83,028
Lannett Co., Inc.* (a)	5,521	112,628
Medicines Co.* (a)	13,302	505,609
MyoKardia, Inc.*	3,488	45,693
Nektar Therapeutics*	28,822	563,470
Neos Therapeutics, Inc.* (a)	4,195	30,623
Ocular Therapeutix, Inc.* (a)	4,708	43,643
Omeros Corp.*	7,923	157,707
Pacira Pharmaceuticals, Inc.*	7,638	364,333
Paratek Pharmaceuticals, Inc.*	4,576	110,282
Phibro Animal Health Corp. “A”	3,714	137,604
Prestige Brands Holdings, Inc.*	10,349	546,531
Reata Pharmaceuticals, Inc. “A”* (a)	1,778	56,256
Revance Therapeutics, Inc.* (a)	4,351	114,866
Sciclone Pharmaceuticals, Inc.*	10,378	114,158
Sucampo Pharmaceuticals, Inc. “A”*	4,384	46,032
Supernus Pharmaceuticals, Inc.*	9,214	397,123
Teligent, Inc.* (a)	8,427	77,107
Tetraphase Pharmaceuticals, Inc.*	6,769	48,263
TherapeuticsMD, Inc.* (a)	31,056	163,665
Theravance Biopharma, Inc.* (a)	8,214	327,246
WaVe Life Sciences Ltd.* (a)	2,300	42,780
Zogenix, Inc.*	4,591	66,569
Zynerba Pharmaceuticals, Inc.* (a)	2,210	37,504

		7,602,000

Industrials 14.4%
Aerospace & Defense 1.4%
AAR Corp.	6,238	216,833
Aerojet Rocketdyne Holdings, Inc.*	13,427	279,282
Aerovironment, Inc.*	4,120	157,384
Astronics Corp.*	4,157	126,664
Axon Enterprise, Inc.* (a)	10,128	254,618
Cubic Corp.	4,949	229,139
Curtiss-Wright Corp.	8,553	784,994
DigitalGlobe, Inc.*	12,020	400,266
Ducommun, Inc.*	2,027	64,013
Engility Holdings, Inc.*	3,485	98,974
Esterline Technologies Corp.*	5,086	482,153
KLX, Inc.*	10,057	502,850
Kratos Defense & Security Solutions, Inc.*	14,050	166,773
Mercury Systems, Inc.*	9,033	380,199
Moog, Inc. “A”*	6,212	445,525
National Presto Industries, Inc.	1,003	110,831
Sparton Corp.*	1,968	43,276
The Keyw Holding Corp.*	9,651	90,237

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	15

	Shares	Value ($)
Triumph Group, Inc.	9,584	302,854
Vectrus, Inc.*	2,198	71,039
Wesco Aircraft Holdings, Inc.*	10,381	112,634

		5,320,538

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	10,131	220,653
Atlas Air Worldwide Holdings, Inc.*	4,539	236,709
Echo Global Logistics, Inc.*	5,205	103,579
Forward Air Corp.	5,777	307,799
Hub Group, Inc. “A”*	6,232	238,997
Radiant Logistics, Inc.*	7,884	42,416

		1,150,153

Airlines 0.3%
Allegiant Travel Co.	2,546	345,238
Hawaiian Holdings, Inc.*	10,412	488,843
SkyWest, Inc.	9,813	344,436

		1,178,517

Building Products 1.2%
AAON, Inc.	8,100	298,485
Advanced Drainage Systems, Inc.	6,936	139,414
American Woodmark Corp.*	2,719	259,800
Apogee Enterprises, Inc.	5,549	315,405
Armstrong Flooring, Inc.*	4,428	79,571
Builders FirstSource, Inc.*	18,820	288,322
Caesarstone Ltd.*	4,414	154,711
Continental Building Products, Inc.*	7,701	179,433
CSW Industrials, Inc.*	2,729	105,476
Gibraltar Industries, Inc.*	6,127	218,428
Griffon Corp.	5,688	124,852
Insteel Industries, Inc.	3,479	114,703
JELD-WEN Holding, Inc.*	4,390	142,499
Masonite International Corp.*	5,794	437,447
NCI Building Systems, Inc.*	7,802	130,293
Patrick Industries, Inc.*	3,133	228,239
PGT Innovations, Inc.*	9,587	122,714
Ply Gem Holdings, Inc.*	4,258	76,431
Quanex Building Products Corp.	6,520	137,898
Simpson Manufacturing Co., Inc.	7,972	348,456
Trex Co., Inc.*	5,730	387,692
Universal Forest Products, Inc.	3,943	344,263

		4,634,532

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	10,823	449,371
Acco Brands Corp.*	20,956	244,137
Advanced Disposal Services, Inc.*	4,853	110,309
Aqua Metals, Inc.* (a)	3,351	42,055
ARC Document Solutions, Inc.*	8,849	36,812
Brady Corp. “A”	9,118	309,100
Casella Waste Systems, Inc. “A”*	7,335	120,367
CECO Environmental Corp.	5,717	52,482
CompX International, Inc.	545	8,311
Covanta Holding Corp.	22,817	301,184
Deluxe Corp.	9,401	650,737
Ennis, Inc.	5,144	98,250
Essendant, Inc.	7,441	110,350
Healthcare Services Group, Inc.	13,894	650,656
Heritage-Crystal Clean, Inc.*	2,902	46,142

	Shares	Value ($)
Herman Miller, Inc.	11,606	352,822
HNI Corp.	8,583	342,204
Hudson Technologies, Inc.*	7,121	60,172
Innerworkings, Inc.*	8,785	101,906
Interface, Inc.	12,087	237,510
Kimball International, Inc. “B”	6,993	116,713
Knoll, Inc.	9,349	187,448
LSC Communications, Inc.	6,509	139,293
Matthews International Corp. “A”	6,076	372,155
McGrath RentCorp.	4,585	158,779
Mobile Mini, Inc.	8,624	257,426
MSA Safety, Inc.	6,477	525,738
Multi-Color Corp.	2,709	221,054
NL Industries, Inc.*	1,487	10,483
Quad Graphics, Inc.	6,139	140,706
R.R. Donnelley & Sons Co.	13,648	171,146
SP Plus Corp.*	3,274	100,021
Steelcase, Inc. “A”	16,487	230,818
Team, Inc.*	5,782	135,588
Tetra Tech, Inc.	11,112	508,374
The Brink’s Co.	8,942	599,114
U.S. Ecology, Inc.	4,329	218,615
UniFirst Corp.	2,991	420,834
Viad Corp.	3,852	182,007
VSE Corp.	1,662	74,757
West Corp.	8,605	200,669

		9,296,615

Construction & Engineering 1.2%
Aegion Corp.*	6,484	141,870
Ameresco, Inc. “A”*	3,540	27,258
Argan, Inc.	2,856	171,360
Chicago Bridge & Iron Co. NV	19,617	387,043
Comfort Systems U.S.A., Inc.	7,307	271,090
Dycom Industries, Inc.*	5,935	531,301
EMCOR Group, Inc.	11,473	750,105
Granite Construction, Inc.	7,710	371,930
Great Lakes Dredge & Dock Co.*	10,104	43,447
HC2 Holdings, Inc.*	7,419	43,624
IES Holdings, Inc.*	1,464	26,572
KBR, Inc.	28,024	426,525
Layne Christensen Co.*	3,399	29,877
MasTec, Inc.*	12,907	582,751
MYR Group, Inc.*	3,042	94,363
Northwest Pipe Co.*	1,860	30,244
NV5 Holdings, Inc.*	1,607	68,297
Orion Group Holdings, Inc.*	4,962	37,066
Primoris Services Corp.	7,657	190,966
Sterling Construction Co., Inc.*	5,036	65,821
Tutor Perini Corp.*	7,480	215,050

		4,506,560

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,450	39,469
Atkore International Group, Inc.*	6,381	143,891
AZZ, Inc.	5,002	279,112
Babcock & Wilcox Enterprises, Inc.*	9,216	108,380
Encore Wire Corp.	4,006	171,056
Energous Corp.* (a)	3,661	59,528
EnerSys	8,453	612,420
Generac Holdings, Inc.*	11,871	428,899
General Cable Corp.	9,556	156,241
LSI Industries, Inc.	4,485	40,589

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Plug Power, Inc.* (a)	43,489	88,718
Powell Industries, Inc.	1,624	51,952
Preformed Line Products Co.	538	24,974
Revolution Lighting Technologies, Inc.* (a)	2,397	15,796
Sunrun, Inc.* (a)	16,558	117,893
Thermon Group Holdings, Inc.*	6,398	122,650
TPI Composites, Inc.*	2,077	38,383
Vicor Corp.*	3,238	57,960
Vivint Solar, Inc.* (a)	5,500	32,175

		2,590,086

Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,056	234,965

Machinery 3.5%
Actuant Corp. “A”	11,746	288,952
Alamo Group, Inc.	1,890	171,631
Albany International Corp. “A”	5,617	299,948
Altra Industrial Motion Corp.	5,564	221,447
American Railcar Industries, Inc. (a)	1,462	55,995
Astec Industries, Inc.	4,137	229,645
Barnes Group, Inc.	9,741	570,141
Blue Bird Corp.* (a)	1,454	24,718
Briggs & Stratton Corp.	8,089	194,945
Chart Industries, Inc.*	6,072	210,881
CIRCOR International, Inc.	3,284	195,004
Columbus McKinnon Corp.	3,684	93,647
Commercial Vehicle Group, Inc.*	4,896	41,371
DMC Global, Inc.	2,645	34,650
Douglas Dynamics, Inc.	4,349	143,082
Energy Recovery, Inc.*	6,508	53,951
EnPro Industries, Inc.	4,077	290,975
ESCO Technologies, Inc.	4,888	291,569
Federal Signal Corp.	11,651	202,261
Franklin Electric Co., Inc.	8,932	369,785
FreightCar America, Inc.	2,340	40,693
Gencor Industries, Inc.*	1,422	23,036
Global Brass & Copper Holdings, Inc.	4,294	131,182
Gorman-Rupp Co.	3,509	89,374
Graham Corp.	1,917	37,688
Greenbrier Companies, Inc. (a)	5,266	243,552
Hardinge, Inc.	2,186	27,150
Harsco Corp.*	15,677	252,400
Hillenbrand, Inc.	12,268	442,875
Hurco Companies, Inc.	1,216	42,256
Hyster-Yale Materials Handling, Inc.	2,004	140,781
John Bean Technologies Corp.	6,073	595,154
Kadant, Inc.	2,123	159,650
Kennametal, Inc.	15,579	582,966
L.B. Foster Co. “A”	1,614	34,620
Lindsay Corp. (a)	2,024	180,642
Lydall, Inc.*	3,326	171,954
Manitowoc Co., Inc.*	25,599	153,850
Meritor, Inc.*	16,168	268,550
Milacron Holdings Corp.*	8,706	153,139
Miller Industries, Inc.	2,077	51,613
Mueller Industries, Inc.	11,208	341,284
Mueller Water Products, Inc. “A”	29,953	349,851
Navistar International Corp.*	9,827	257,762
NN, Inc.	5,345	146,720
Omega Flex, Inc.	642	41,345

	Shares	Value ($)
Park-Ohio Holdings Corp.	1,770	67,437
Proto Labs, Inc.*	4,818	324,010
RBC Bearings, Inc.*	4,488	456,699
REV Group, Inc.	2,490	68,923
Rexnord Corp.*	20,204	469,743
Spartan Motors, Inc.	6,267	55,463
SPX Corp.*	8,254	207,671
SPX FLOW, Inc.*	8,050	296,884
Standex International Corp.	2,461	223,213
Sun Hydraulics Corp.	4,657	198,714
Supreme Industries, Inc. “A”	2,455	40,385
Tennant Co.	3,399	250,846
The Eastern Co.	1,084	32,574
The ExOne Co.* (a)	1,931	22,110
Titan International, Inc.	9,873	118,575
TriMas Corp.*	8,969	187,004
Twin Disc, Inc.*	1,651	26,647
Wabash National Corp.	11,749	258,243
Watts Water Technologies, Inc. “A”	5,356	338,499
Woodward, Inc.	10,366	700,534

		13,288,859

Marine 0.1%
Costamare, Inc.	6,515	47,625
Eagle Bulk Shipping, Inc.*	7,624	36,061
Genco Shipping & Trading Ltd.*	1,540	14,584
Matson, Inc.	8,403	252,426
Navios Maritime Holdings, Inc.* (a)	17,827	24,423
Safe Bulkers, Inc.*	9,520	21,801
Scorpio Bulkers, Inc.* (a)	10,931	77,610

		474,530

Professional Services 1.2%
Acacia Research Corp.*	9,463	38,798
Barrett Business Services, Inc.	1,303	74,649
BG Staffing, Inc.	1,358	23,602
CBIZ, Inc.*	10,164	152,460
Cogint, Inc.* (a)	4,905	24,770
CRA International, Inc.	1,670	60,654
Exponent, Inc.	4,959	289,110
Franklin Covey Co.*	1,857	35,840
FTI Consulting, Inc.*	8,019	280,344
GP Strategies Corp.*	2,455	64,812
Heidrick & Struggles International, Inc.	3,698	80,431
Hill International, Inc.*	6,498	33,790
Huron Consulting Group, Inc.*	4,193	181,138
ICF International, Inc.*	3,418	160,988
Insperity, Inc.	3,565	253,115
Kelly Services, Inc. “A”	5,793	130,053
Kforce, Inc.	4,396	86,162
Korn/Ferry International	9,958	343,850
Mistras Group, Inc.*	3,298	72,457
Navigant Consulting, Inc.*	9,228	182,345
On Assignment, Inc.*	9,887	535,381
Pendrell Corp.*	2,388	17,265
Resources Connection, Inc.	5,568	76,282
RPX Corp.*	8,804	122,816
The Advisory Board Co.*	7,865	405,047
TriNet Group, Inc.*	7,950	260,283
TrueBlue, Inc.*	8,205	217,432
WageWorks, Inc.*	7,198	483,706

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	17

	Shares	Value ($)
Willdan Group, Inc.*	1,465	44,756

		4,732,336

Road & Rail 0.7%
ArcBest Corp.	4,978	102,547
Avis Budget Group, Inc.*	14,570	397,324
Covenant Transportation Group, Inc. “A”*	2,368	41,511
Daseke, Inc.*	4,009	44,620
Heartland Express, Inc.	9,131	190,108
Hertz Global Holdings, Inc.* (a)	10,650	122,475
Knight Transportation, Inc.	14,224	526,999
Marten Transport Ltd.	4,701	128,807
Roadrunner Transportation Systems, Inc.*	5,795	42,130
Saia, Inc.*	4,994	256,192
Schneider National, Inc. “B”	6,330	141,602
Swift Transportation Co.*	14,120	374,180
Universal Logistics Holdings, Inc.	1,559	23,385
Werner Enterprises, Inc.	9,259	271,752
YRC Worldwide, Inc.*	6,093	67,754

		2,731,386

Trading Companies & Distributors 1.3%
Aircastle Ltd.	9,443	205,385
Applied Industrial Technologies, Inc.	7,419	438,092
Beacon Roofing Supply, Inc.*	11,814	578,886
BMC Stock Holdings, Inc.*	12,718	277,888
CAI International, Inc.*	3,112	73,443
DXP Enterprises, Inc.*	2,977	102,707
EnviroStar, Inc.	681	18,421
Foundation Building Materials, Inc.*	2,550	32,793
GATX Corp.	7,584	487,424
GMS, Inc.*	4,553	127,939
H&E Equipment Services, Inc.	6,037	123,215
Herc Holdings, Inc.*	4,708	185,119
Huttig Building Products, Inc.*	4,628	32,442
Kaman Corp.	5,306	264,610
Lawson Products, Inc.*	1,323	29,304
MRC Global, Inc.*	17,361	286,804
Neff Corp. “A”*	1,498	28,462
Nexeo Solutions, Inc.* (a)	5,361	44,496
NOW, Inc.*	20,745	333,580
Rush Enterprises, Inc. “A”*	5,887	218,879
Rush Enterprises, Inc. “B”*	961	34,990
SiteOne Landscape Supply, Inc.*	6,591	343,128
Textainer Group Holdings Ltd.	5,284	76,618
Titan Machinery, Inc.*	3,745	67,335
Triton International Ltd.	8,446	282,434
Veritiv Corp.*	2,232	100,440
Willis Lease Finance Corp.*	789	21,090

		4,815,924
Information Technology 16.9%
Communications Equipment 1.9%
Acacia Communications, Inc.* (a)	3,598	149,209
ADTRAN, Inc.	9,245	190,909
Aerohive Networks, Inc.*	6,216	31,080
Applied Optoelectronics, Inc.* (a)	3,551	219,416
CalAmp Corp.*	6,614	134,463
Calix, Inc.*	8,087	55,396
Ciena Corp.*	27,457	686,974

	Shares	Value ($)
Clearfield, Inc.* (a)	2,150	28,380
Comtech Telecommunications Corp.	4,718	89,500
Digi International, Inc.*	5,456	55,378
EMCORE Corp.	4,947	52,686
Extreme Networks, Inc.*	21,246	195,888
Finisar Corp.*	21,709	564,000
Harmonic, Inc.*	15,538	81,575
Infinera Corp.*	28,189	300,777
InterDigital, Inc.	6,699	517,833
KVH Industries, Inc.*	3,080	29,260
Lumentum Holdings, Inc.*	11,862	676,727
NETGEAR, Inc.*	6,231	268,556
NetScout Systems, Inc.*	17,303	595,223
Oclaro, Inc.* (a)	32,228	301,010
Plantronics, Inc.	6,443	337,033
Quantenna Communications, Inc.*	4,111	78,109
ShoreTel, Inc.*	12,733	73,851
Sonus Networks, Inc.*	8,661	64,438
Ubiquiti Networks, Inc.* (a)	4,505	234,125
ViaSat, Inc.*	10,372	686,626
Viavi Solutions, Inc.*	44,559	469,206

		7,167,628

Electronic Equipment, Instruments & Components 2.8%
Akoustis Technologies, Inc.* (a)	1,695	14,814
Anixter International, Inc.*	5,630	440,266
AVX Corp.	8,829	144,266
Badger Meter, Inc.	5,562	221,646
Bel Fuse, Inc. “B”	1,956	48,313
Belden, Inc.	8,246	621,996
Benchmark Electronics, Inc.*	9,603	310,177
Control4 Corp.*	4,744	93,030
CTS Corp.	6,328	136,685
Daktronics, Inc.	7,095	68,325
Electro Scientific Industries, Inc.*	6,288	51,813
ePlus, Inc.*	2,540	188,214
Fabrinet*	7,060	301,179
FARO Technologies, Inc.*	3,137	118,579
Fitbit, Inc. “A”* (a)	33,959	180,322
II-VI, Inc.*	11,904	408,307
Insight Enterprises, Inc.*	6,918	276,651
Iteris, Inc.*	4,585	28,519
Itron, Inc.*	6,633	449,386
KEMET Corp.*	8,886	113,741
Kimball Electronics, Inc.*	5,138	92,741
Knowles Corp.*	17,328	293,190
Littelfuse, Inc.	4,355	718,575
Maxwell Technologies, Inc.* (a)	7,604	45,548
Mesa Laboratories, Inc.	609	87,276
Methode Electronics, Inc.	7,087	291,984
MicroVision, Inc.* (a)	13,268	28,128
MTS Systems Corp.	3,317	171,821
Napco Security Technologies, Inc.*	2,326	21,864
Novanta, Inc.*	6,208	223,488
OSI Systems, Inc.*	3,444	258,816
Park Electrochemical Corp.	3,659	67,399
PC Connection, Inc.	2,233	60,425
PCM, Inc.*	1,948	36,525
Plexus Corp.*	6,475	340,391
Radisys Corp.*	6,733	25,316

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Rogers Corp.*	3,502	380,387
Sanmina Corp.*	14,490	552,069
ScanSource, Inc.*	4,736	190,861
SYNNEX Corp.	5,642	676,814
Systemax, Inc.	2,113	39,724
Tech Data Corp.*	6,808	687,608
TTM Technologies, Inc.*	17,967	311,907
VeriFone Systems, Inc.*	21,648	391,829
Vishay Intertechnology, Inc.	26,168	434,389
Vishay Precision Group, Inc.*	1,847	31,953

		10,677,257

Internet Software & Services 2.9%
2U, Inc.*	8,519	399,712
Actua Corp.*	6,112	85,874
Alarm.com Holdings, Inc.*	3,961	149,052
Alteryx, Inc. “A”*	1,729	33,750
Amber Road, Inc.*	4,270	36,594
Angie’s List, Inc.* (a)	8,152	104,264
Appfolio, Inc. “A”*	1,444	47,074
Apptio, Inc. “A”* (a)	3,456	59,962
Bankrate, Inc.*	9,005	115,714
Bazaarvoice, Inc.*	15,611	77,274
Benefitfocus, Inc.* (a)	3,093	112,431
Blucora, Inc.*	7,841	166,229
Box, Inc. “A”*	15,281	278,725
Brightcove, Inc.*	6,173	38,273
Carbonite, Inc.*	4,813	104,923
Care.com, Inc.*	2,705	40,846
Cars.com, Inc.*	14,008	373,033
ChannelAdvisor Corp.*	5,242	60,545
Cimpress NV* (a)	4,863	459,699
Cloudera, Inc.* (a)	2,706	43,350
CommerceHub, Inc. “A”*	2,668	46,477
CommerceHub, Inc. “C”*	5,653	98,588
Cornerstone OnDemand, Inc.*	10,274	367,296
Coupa Software, Inc.*	5,801	168,113
DHI Group, Inc.*	9,532	27,166
Endurance International Group Holdings, Inc.*	11,030	92,101
Envestnet, Inc.*	8,386	332,086
Five9, Inc.*	10,147	218,363
Global Sources Ltd.*	1,557	31,140
Gogo, Inc.* (a)	11,008	126,922
GrubHub, Inc.*	16,721	729,036
GTT Communications, Inc.*	6,028	190,786
Hortonworks, Inc.*	9,411	121,214
Instructure, Inc.*	4,143	122,219
Internap Corp.*	15,557	57,094
j2 Global, Inc.	9,044	769,554
Leaf Group Ltd.*	2,316	18,065
Limelight Networks, Inc.*	15,935	46,052
Liquidity Services, Inc.*	4,921	31,248
LivePerson, Inc.*	10,747	118,217
Meet Group, Inc.*	13,023	65,766
MINDBODY, Inc. “A”*	7,168	194,970
MuleSoft, Inc. “A”* (a)	2,940	73,324
New Relic, Inc.*	5,702	245,243
NIC, Inc.	12,313	233,331
Nutanix, Inc. “A”*	6,769	136,395
Okta, Inc.*	2,163	49,316
Ominto, Inc.*	2,766	42,182
Q2 Holdings, Inc.*	6,100	225,395
QuinStreet, Inc.*	6,773	28,243

	Shares	Value ($)
Quotient Technology, Inc.*	14,349	165,014
Reis, Inc.	1,694	35,998
Rightside Group Ltd.*	2,204	23,406
Rocket Fuel, Inc.* (a)	6,900	18,975
Shutterstock, Inc.*	3,704	163,272
SPS Commerce, Inc.*	3,258	207,730
Stamps.com, Inc.* (a)	3,082	477,325
TechTarget, Inc.*	3,863	40,059
Trade Desk, Inc. “A”*	3,372	168,971
TrueCar, Inc.*	12,167	242,488
Tucows, Inc. “A”* (a)	1,751	93,679
Twilio, Inc. “A”* (a)	12,098	352,173
Veritone, Inc.*	724	8,478
Web.com Group, Inc.*	7,464	188,839
WebMD Health Corp.*	7,251	425,271
Xactly Corp.*	5,039	78,860
XO Group, Inc.*	4,621	81,422
Yelp, Inc.*	15,115	453,752
Yext, Inc.*	2,363	31,499

		11,050,437

IT Services 2.0%
Acxiom Corp.*	15,373	399,391
Blackhawk Network Holdings, Inc.*	10,648	464,253
CACI International, Inc. “A”*	4,720	590,236
CardConnect Corp.*	3,003	45,195
Cardtronics PLC “A”*	8,955	294,261
Cass Information Systems, Inc.	2,092	137,319
Convergys Corp.	18,298	435,126
CSG Systems International, Inc.	6,490	263,364
EPAM Systems, Inc.*	9,584	805,919
Everi Holdings, Inc.*	12,404	90,301
EVERTEC, Inc.	11,788	203,932
Exlservice Holdings, Inc.*	6,346	352,711
Forrester Research, Inc.	2,014	78,848
Information Services Group, Inc.*	5,870	24,126
ManTech International Corp. “A”	4,913	203,300
MAXIMUS, Inc.	12,470	780,996
MoneyGram International, Inc.*	5,584	96,324
NCI, Inc. “A”*	1,135	23,949
NeuStar, Inc. “A”*	10,789	359,813
Perficient, Inc.*	6,907	128,747
Planet Payment, Inc.*	8,000	26,400
Presidio, Inc.*	3,704	53,004
Science Applications International Corp.	8,522	591,597
ServiceSource International, Inc.*	14,748	57,222
StarTek, Inc.*	1,982	24,260
Sykes Enterprises, Inc.*	7,527	252,380
Syntel, Inc.	6,278	106,475
TeleTech Holdings, Inc.	2,708	110,486
The Hackett Group, Inc.	4,896	75,888
Travelport Worldwide Ltd.	24,201	333,006
Unisys Corp.* (a)	9,908	126,822
Virtusa Corp.*	5,250	154,350

		7,690,001

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.*	7,675	496,496
Alpha & Omega Semiconductor Ltd.*	3,700	61,679
Ambarella, Inc.* (a)	6,383	309,895

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	19

	Shares	Value ($)
Amkor Technology, Inc.*	19,496	190,476
Axcelis Technologies, Inc.*	6,032	126,370
AXT, Inc.*	7,231	45,917
Brooks Automation, Inc.	13,562	294,160
Cabot Microelectronics Corp.	4,828	356,451
CEVA, Inc.*	4,205	191,117
Cirrus Logic, Inc.*	12,550	787,136
Cohu, Inc.	5,440	85,626
Cree, Inc.*	18,999	468,325
CyberOptics Corp.*	1,334	27,547
Diodes, Inc.*	7,473	179,576
DSP Group, Inc.*	4,147	48,105
Entegris, Inc.*	27,558	604,898
FormFactor, Inc.*	13,938	172,831
GSI Technology, Inc.*	2,768	21,756
Ichor Holdings Ltd.*	2,272	45,804
Impinj, Inc.* (a)	3,504	170,470
Inphi Corp.*	8,247	282,872
Integrated Device Technology, Inc.*	26,052	671,881
IXYS Corp.	4,649	76,476
Kopin Corp.*	12,506	46,397
Lattice Semiconductor Corp.*	24,062	160,253
MACOM Technology Solutions Holdings, Inc.*	7,889	439,970
MaxLinear, Inc.*	11,693	326,118
MKS Instruments, Inc.	10,431	702,006
Monolithic Power Systems, Inc.	7,768	748,835
Nanometrics, Inc.*	4,781	120,911
NeoPhotonics Corp.*	6,046	46,675
NVE Corp.	923	71,071
PDF Solutions, Inc.*	5,232	86,066
Photronics, Inc.*	12,730	119,662
Pixelworks, Inc.*	5,522	25,346
Power Integrations, Inc.	5,625	410,062
Rambus, Inc.*	22,028	251,780
Rudolph Technologies, Inc.*	6,066	138,608
Semtech Corp.*	12,576	449,592
Sigma Designs, Inc.*	7,394	43,255
Silicon Laboratories, Inc.*	8,146	556,779
SunPower Corp.* (a)	11,628	108,606
Synaptics, Inc.*	6,701	346,509
Ultra Clean Holdings, Inc.*	6,213	116,494
Veeco Instruments, Inc.*	9,295	258,866
Xcerra Corp.*	10,789	105,409
Xperi Corp.	9,502	283,160

		11,678,294

Software 3.6%
8x8, Inc.*	17,182	249,998
A10 Networks, Inc.*	9,545	80,560
ACI Worldwide, Inc.*	22,870	511,602
Agilysys, Inc.*	2,773	28,063
American Software, Inc. “A”	5,360	55,154
Aspen Technology, Inc.*	14,614	807,570
Barracuda Networks, Inc.*	4,980	114,839
Blackbaud, Inc.	9,300	797,475
Blackline, Inc.*	2,105	75,233
Bottomline Technologies de, Inc.*	7,811	200,664
BroadSoft, Inc.*	5,987	257,740
Callidus Software*	12,558	303,904
CommVault Systems, Inc.*	7,533	425,238
Digimarc Corp.* (a)	1,901	76,325
Ebix, Inc. (a)	4,685	252,521

	Shares	Value ($)
Ellie Mae, Inc.*	6,591	724,417
EnerNOC, Inc.*	4,775	37,006
Everbridge, Inc.*	3,299	80,364
Exa Corp.*	2,626	36,239
Fair Isaac Corp.	6,023	839,666
Gigamon, Inc.*	7,033	276,748
Glu Mobile, Inc.*	19,020	47,550
Guidance Software, Inc.*	4,370	28,886
HubSpot, Inc.*	6,550	430,662
Imperva, Inc.*	6,522	312,078
Majesco*	1,211	5,970
MicroStrategy, Inc. “A”*	1,838	352,289
Mitek Systems, Inc.*	5,567	46,763
MobileIron, Inc.*	10,687	64,656
Model N, Inc.*	4,214	56,046
Monotype Imaging Holdings, Inc.	7,900	144,570
Park City Group, Inc.* (a)	2,531	30,752
Paycom Software, Inc.*	9,592	656,189
Paylocity Holding Corp.*	5,063	228,746
Pegasystems, Inc.	7,176	418,720
Progress Software Corp.	9,287	286,875
Proofpoint, Inc.*	8,359	725,812
PROS Holdings, Inc.*	5,165	141,469
QAD, Inc. “A”	1,815	58,171
Qualys, Inc.*	6,117	249,574
Rapid7, Inc.*	4,316	72,638
RealNetworks, Inc.*	4,458	19,303
RealPage, Inc.*	11,424	410,693
RingCentral, Inc. “A”*	12,152	444,156
Rosetta Stone, Inc.*	3,654	39,390
Rubicon Project, Inc.*	8,717	44,805
SecureWorks Corp. “A”* (a)	1,142	10,609
Silver Spring Networks, Inc.*	8,149	91,921
Synchronoss Technologies, Inc.*	8,024	131,995
TeleNav, Inc.*	5,529	44,785
TiVo Corp.	22,738	424,064
Upland Software, Inc.*	1,418	31,182
Varonis Systems, Inc.*	3,734	138,905
VASCO Data Security International, Inc.*	5,717	82,039
Verint Systems, Inc.*	12,078	491,575
Virnetx Holding Corp.* (a)	9,773	44,467
Workiva, Inc.*	4,850	92,392
Zendesk, Inc.*	18,920	525,598
Zix Corp.*	10,252	58,334

		13,715,955

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.* (a)	21,405	400,274
Avid Technology, Inc.*	6,823	35,889
CPI Card Group, Inc. (a)	4,412	12,574
Cray, Inc.*	7,978	146,795
Diebold Nixdorf, Inc.	14,696	411,488
Eastman Kodak Co.*	3,132	28,501
Electronics for Imaging, Inc.*	9,003	426,562
Immersion Corp.*	6,073	55,143
Intevac, Inc.*	3,771	41,858
Pure Storage, Inc. “A”*	18,108	231,963
Quantum Corp.*	5,416	42,299
Stratasys Ltd.*	9,673	225,478
Super Micro Computer, Inc.*	7,655	188,696
U.S.A. Technologies, Inc.* (a)	6,764	35,173

		2,282,693

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Materials 4.3%
Chemicals 2.1%
A. Schulman, Inc.	5,699	182,368
Advanced Emissions Solutions, Inc. (a)	4,093	37,492
AdvanSix, Inc.*	5,824	181,942
AgroFresh Solutions, Inc.* (a)	4,179	30,005
American Vanguard Corp.	5,713	98,549
Balchem Corp.	6,222	483,512
Calgon Carbon Corp.	9,541	144,069
Chase Corp.	1,427	152,261
Codexis, Inc.*	8,274	45,093
Core Molding Technologies, Inc.*	1,409	30,448
Ferro Corp.*	16,489	301,584
Flotek Industries, Inc.*	10,660	95,300
FutureFuel Corp.	4,616	69,655
GCP Applied Technologies, Inc.*	13,829	421,785
H.B. Fuller Co.	9,852	503,536
Hawkins, Inc.	1,964	91,031
Ingevity Corp.*	8,269	474,641
Innophos Holdings, Inc.	3,870	169,661
Innospec, Inc.	4,607	301,989
Intrepid Potash, Inc.*	18,417	41,622
KMG Chemicals, Inc.	1,890	91,986
Koppers Holdings, Inc.*	4,082	147,564
Kraton Corp.*	5,834	200,923
Kronos Worldwide, Inc.	4,615	84,085
LSB Industries, Inc.* (a)	3,974	41,051
Minerals Technologies, Inc.	6,852	501,566
Omnova Solutions, Inc.*	8,561	83,470
PolyOne Corp.	15,813	612,596
Quaker Chemical Corp.	2,530	367,432
Rayonier Advanced Materials, Inc. (a)	8,276	130,099
Sensient Technologies Corp.	8,632	695,135
Stepan Co.	3,918	341,415
Trecora Resources*	3,644	40,995
Tredegar Corp.	4,853	74,008
Trinseo SA	8,625	592,538
Tronox Ltd. “A”	12,746	192,720
Valhi, Inc.	3,555	10,594

		8,064,720

Construction Materials 0.2%
Forterra, Inc.* (a)	3,874	31,883
Summit Materials, Inc. “A”*	20,754	599,168
U.S. Concrete, Inc.*	2,957	232,273
United States Lime & Minerals, Inc.	377	29,583

		892,907

Containers & Packaging 0.1%
Greif, Inc. “A”	5,018	279,904
Greif, Inc. “B”	1,083	65,413
Myers Industries, Inc.	4,549	81,655
UFP Technologies, Inc.*	1,205	34,101

		461,073

Metals & Mining 1.3%
AK Steel Holding Corp.* (a)	61,268	402,531
Allegheny Technologies, Inc. (a)	20,995	357,125
Ampco-Pittsburgh Corp.	1,572	23,187
Carpenter Technology Corp.	8,942	334,699
Century Aluminum Co.*	9,708	151,251

	Shares	Value ($)
Cliffs Natural Resources, Inc.*	57,949	401,007
Coeur Mining, Inc.*	35,717	306,452
Commercial Metals Co.	22,666	440,400
Compass Minerals International, Inc.	6,589	430,262
Ferroglobe Representation & Warranty Insurance Trust	12,466	0
Gold Resource Corp. (a)	9,413	38,405
Handy & Harman Ltd.*	541	16,987
Haynes International, Inc.	2,517	91,392
Hecla Mining Co.	77,603	395,775
Kaiser Aluminum Corp.	3,262	288,752
Klondex Mines Ltd.*	34,234	115,369
Materion Corp.	3,824	143,018
Olympic Steel, Inc.	1,750	34,090
Ramaco Resources, Inc.*	1,195	7,230
Ryerson Holding Corp.*	2,757	27,294
Schnitzer Steel Industries, Inc. “A”	5,281	133,081
SunCoke Energy, Inc.*	12,267	133,710
TimkenSteel Corp.*	7,938	122,007
Warrior Met Coal, Inc.	3,256	55,775
Worthington Industries, Inc.	8,702	437,015

		4,886,814

Paper & Forest Products 0.6%
Boise Cascade Co.*	7,618	231,587
Clearwater Paper Corp.*	3,133	146,468
Deltic Timber Corp.	2,183	162,983
KapStone Paper & Packaging Corp.	16,737	345,284
Louisiana-Pacific Corp.*	28,337	683,205
Neenah Paper, Inc.	3,292	264,183
P.H. Glatfelter Co.	8,500	166,090
Schweitzer-Mauduit International, Inc.	5,921	220,439
Verso Corp. “A”*	6,548	30,710

		2,250,949

Real Estate 7.4%
Equity Real Estate Investment Trusts (REITs) 6.9%
Acadia Realty Trust	16,368	455,030
Agree Realty Corp.	5,011	229,855
Alexander’s, Inc.	425	179,121
Altisource Residential Corp.	9,654	124,923
American Assets Trust, Inc.	7,799	307,203
Armada Hoffler Properties, Inc.	8,708	112,769
Ashford Hospitality Prime, Inc.	4,728	48,651
Ashford Hospitality Trust	14,326	87,102
Bluerock Residential Growth REIT, Inc.	4,369	56,316
Care Capital Properties, Inc.	16,401	437,907
CareTrust REIT, Inc.	14,017	259,875
CatchMark Timber Trust, Inc. “A”,	7,447	84,672
CBL & Associates Properties, Inc. (a)	32,649	275,231
Cedar Realty Trust, Inc.	15,577	75,548
Chatham Lodging Trust	7,404	148,746
Chesapeake Lodging Trust	11,548	282,580
City Office REIT, Inc.	5,901	74,943
Clipper Realty, Inc. (a)	2,936	36,230
Colony Starwood Homes	19,667	674,775
Community Healthcare Trust, Inc.	2,390	61,160
CorEnergy Infrastructure Trust, Inc.	2,302	77,324

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	21

	Shares	Value ($)
Cousins Properties, Inc.	81,334	714,926
DiamondRock Hospitality Co.	38,903	425,988
Easterly Government Properties, Inc.	7,256	152,013
EastGroup Properties, Inc.	6,459	541,264
Education Realty Trust, Inc.	14,207	550,521
Farmland Partners, Inc. (a)	6,229	55,687
FelCor Lodging Trust, Inc.	25,077	180,805
First Industrial Realty Trust, Inc.	22,516	644,408
First Potomac Realty Trust	11,435	127,043
Four Corners Property Trust, Inc.	11,830	297,051
Franklin Street Properties Corp.	20,390	225,921
Getty Realty Corp.	5,319	133,507
Gladstone Commercial Corp.	4,741	103,306
Global Medical REIT, Inc. (a)	2,950	26,373
Global Net Lease, Inc.	12,907	287,052
Government Properties Income Trust	13,649	249,913
Gramercy Property Trust	29,436	874,544
Healthcare Realty Trust, Inc.	22,335	762,740
Hersha Hospitality Trust	7,733	143,138
Independence Realty Trust, Inc.	13,534	133,581
InfraREIT, Inc.*	8,149	156,053
Investors Real Estate Trust	23,966	148,829
iStar, Inc.*	13,687	164,792
Jernigan Capital, Inc. (a)	1,802	39,644
Kite Realty Group Trust	15,993	302,748
LaSalle Hotel Properties	22,143	659,861
Lexington Realty Trust	42,210	418,301
LTC Properties, Inc.	7,707	396,063
Mack-Cali Realty Corp.	17,657	479,211
MedEquities Realty Trust, Inc.	5,591	70,558
Monmouth Real Estate Investment Corp.	13,807	207,795
Monogram Residential Trust, Inc.	32,562	316,177
National Health Investors, Inc.	7,730	612,216
National Storage Affiliates Trust	8,631	199,462
New Senior Investment Group, Inc.	16,146	162,267
NexPoint Residential Trust, Inc.	3,367	83,805
NorthStar Realty Europe Corp.	10,565	133,964
One Liberty Properties, Inc.	2,990	70,056
Parkway, Inc.	8,206	187,835
Pebblebrook Hotel Trust (a)	13,393	431,790
Pennsylvania Real Estate Investment Trust	13,272	150,239
Physicians Realty Trust	30,008	604,361
Potlatch Corp.	7,908	361,396
Preferred Apartment Communities, Inc. “A”,	5,974	94,091
PS Business Parks, Inc.	3,839	508,245
QTS Realty Trust, Inc. “A”,	9,088	475,575
Quality Care Properties, Inc.*	18,416	337,197
RAIT Financial Trust	18,928	41,452
Ramco-Gershenson Properties Trust	15,061	194,287
Retail Opportunity Investments Corp.	21,194	406,713
Rexford Industrial Realty, Inc.	12,782	350,738
RLJ Lodging Trust	23,965	476,185
Ryman Hospitality Properties, Inc.	8,646	553,431
Sabra Health Care REIT, Inc.	12,582	303,226
Saul Centers, Inc.	2,170	125,817
Select Income REIT	12,369	297,227

	Shares	Value ($)
Seritage Growth Properties “A”, (a)	4,901	205,597
STAG Industrial, Inc.	17,360	479,136
Summit Hotel Properties, Inc.	19,896	371,060
Sunstone Hotel Investors, Inc.	42,741	688,985
Terreno Realty Corp.	9,510	320,107
The Geo Group, Inc.	23,688	700,454
Tier REIT, Inc.	9,536	176,225
UMH Properties, Inc.	5,556	94,730
Universal Health Realty Income Trust	2,465	196,066
Urban Edge Properties	19,015	451,226
Urstadt Biddle Properties “A”,	5,850	115,830
Washington Prime Group, Inc.	35,942	300,835
Washington Real Estate Investment Trust	15,007	478,723
Whitestone REIT (a)	7,184	88,004
Xenia Hotels & Resorts, Inc.	20,995	406,673

		26,315,000

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	9,172	379,537
Altisource Portfolio Solutions SA* (a)	2,152	46,957
Consolidated-Tomoka Land Co.	799	45,503
Forestar Group, Inc.*	8,275	141,916
FRP Holdings, Inc.*	1,245	57,457
Griffin Land & Nurseries, Inc.	211	6,619
HFF, Inc. “A”	7,017	243,981
Kennedy-Wilson Holdings, Inc.	15,963	304,095
Marcus & Millichap, Inc.*	3,117	82,164
Maui Land & Pineapple Co., Inc.*	1,307	26,532
RE/MAX Holdings, Inc. “A”	3,524	197,520
Stratus Properties, Inc.	1,172	34,457
Tejon Ranch Co.*	2,693	55,584
The RMR Group, Inc. “A”	1,444	70,251
The St. Joe Co.*	9,367	175,631
Transcontinental Realty Investors, Inc.*	357	9,600
Trinity Place Holdings, Inc.* (a)	3,657	26,001

		1,903,805

Telecommunication Services 0.9%
Diversified Telecommunication Services 0.8%
ATN International, Inc.	2,001	136,948
Cincinnati Bell, Inc.*	8,238	161,053
Cogent Communications Holdings, Inc.	8,086	324,249
Consolidated Communications Holdings, Inc. (a)	9,708	208,431
FairPoint Communications, Inc.*	4,125	64,556
Frontier Communications Corp. (a)	229,599	266,335
General Communication, Inc. “A”*	5,174	189,575
Globalstar, Inc.* (a)	86,434	184,104
Hawaiian Telcom Holdco, Inc.*	1,137	28,414
IDT Corp. “B”	3,639	52,292
Intelsat SA* (a)	7,092	21,702
Iridium Communications, Inc.* (a)	16,239	179,441
Lumos Networks Corp.*	4,261	76,144
Ooma, Inc.*	3,293	26,344
Orbcomm, Inc.*	13,103	148,064
pdvWireless, Inc.*	1,849	43,082
Straight Path Communications, Inc. “B”*	1,671	300,195

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Vonage Holdings Corp.*	38,861	254,151
Windstream Holdings, Inc. (a)	36,381	141,158

		2,806,238

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,189	107,548
Shenandoah Telecommunications Co.	9,007	276,515
Spok Holdings, Inc.	4,176	73,915

		457,978

Utilities 3.6%
Electric Utilities 1.1%
ALLETE, Inc.	9,965	714,291
El Paso Electric Co.	7,893	408,068
Genie Energy Ltd. “B”	2,225	16,955
IDACORP, Inc.	9,850	840,697
MGE Energy, Inc.	6,769	435,585
Otter Tail Corp.	7,674	303,890
PNM Resources, Inc.	15,588	596,241
Portland General Electric Co.	17,342	792,356
Spark Energy, Inc. “A” (a)	2,257	42,432

		4,150,515

Gas Utilities 1.2%
Chesapeake Utilities Corp.	3,034	227,398
Delta Natural Gas Co., Inc.	1,291	39,337
New Jersey Resources Corp.	16,705	663,188
Northwest Natural Gas Co.	5,534	331,210
ONE Gas, Inc.	10,169	709,898
RGC Resources, Inc. (a)	1,301	36,857
South Jersey Industries, Inc.	15,530	530,660
Southwest Gas Holdings, Inc.	9,266	676,974
Spire, Inc.	9,210	642,398
WGL Holdings, Inc.	9,941	829,378

		4,687,298

Independent Power & Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	21,382	51,317
Dynegy, Inc.*	21,542	178,152
NRG Yield, Inc. “A”	6,653	113,500
NRG Yield, Inc. “C”	12,548	220,845
Ormat Technologies, Inc.	7,692	451,367
Pattern Energy Group, Inc.	13,785	328,634
TerraForm Global, Inc. “A”*	17,330	87,517
TerraForm Power, Inc. “A”*	15,789	189,468

		1,620,800

Multi-Utilities 0.5%
Avista Corp.	12,475	529,688
Black Hills Corp.	10,421	703,105
NorthWestern Corp.	9,448	576,517
Unitil Corp.	2,796	135,075

		1,944,385

Water Utilities 0.4%
American States Water Co.	7,034	333,482
AquaVenture Holdings Ltd.* (a)	2,261	34,435
Artesian Resources Corp. “A”	1,483	55,820
Cadiz, Inc.* (a)	4,049	54,662
California Water Service Group	9,398	345,846
Connecticut Water Service, Inc.	2,181	121,067
Consolidated Water Co., Ltd.	2,624	32,538
Global Water Resources, Inc. (a)	1,555	15,395
Middlesex Water Co.	3,202	126,799

	Shares	Value ($)
Pure Cycle Corp.*	3,322	25,746
SJW Group	3,190	156,884
York Water Co.	2,631	91,690

		1,394,364
Total Common Stocks (Cost $285,036,071)		377,096,107

Rights 0.0%
Health Care 0.0%
Dyax Corp.*	26,416	105,664
Omthera Pharmaceutical, Inc.*	1,167	700
Tobira Therapeutics, Inc.*	1,687	23,180

		129,544

Industrials 0.0%
Gerber Scientific, Inc.*	6,939	0
Total Rights (Cost $52,501)		129,544

Warrant 0.0%
Health Care
Asterias Biotherapeutics, Expiration Date 9/29/2017* (Cost $212)	372	186

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.73%**, 8/17/2017 (b) (Cost $1,518,551)	1,520,000	1,518,282

	Shares	Value ($)
Securities Lending Collateral 7.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.87% (c) (d) (Cost $27,581,515)	27,581,515	27,581,515

Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 1.03% (c) (Cost $3,106,521)	3,106,521	3,106,521

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $317,295,371)†	107.5	409,432,155
Other Assets and Liabilities, Net	(7.5)	(28,469,270)
Net Assets	100.0	380,962,885

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	23

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

†	The cost for federal income tax purposes was $321,475,194. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $87,956,961. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $117,001,253 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,044,292.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $26,428,823, which is 6.9% of net assets.

(b)	At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At June 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	USD	9/15/2017	68	4,808,620	(26,133)

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$377,096,107	$—	$—	$377,096,107
Rights (e)	—	—	129,544	129,544
Warrants	186	—	—	186
Government & Agency Obligation	—	1,518,282	—	1,518,282
Short-Term Investments (e)	30,688,036	—	—	30,688,036
Total	$407,784,329	$1,518,282	$129,544	$409,432,155

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(26,133)	$—	$—	$(26,133)
Total	$(26,133)	$—	$—	$(26,133)

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche Small Cap Index VIP

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)

Assets
Investments:
Investments in non-affiliated securities, at value (cost $286,607,335) — including $26,428,823 of securities loaned	$378,744,119
Investment in Deutsche Government & Agency Securities Portfolio (cost $27,581,515)*	27,581,515
Investment in Deutsche Central Cash Management Government Fund (cost $3,106,521)	3,106,521
Total investments in securities, at value (cost $317,295,371)	409,432,155
Receivable for investments sold	330,458
Receivable for Fund shares sold	82,476
Dividends receivable	419,262
Interest receivable	48,001
Other assets	2,733
Total assets	410,315,085

Liabilities
Cash overdraft	291,704
Payable upon return of securities loaned	27,581,515
Payable for investments purchased	218,075
Payable for Fund shares redeemed	994,674
Payable for variation margin on futures contracts	16,030
Accrued management fee	90,274
Accrued Trustees fees	614
Other accrued expenses and payables	159,314
Total liabilities	29,352,200
Net assets, at value	$380,962,885

Net Assets Consist of
Undistributed net investment income	2,166,348
Net unrealized appreciation (depreciation) on:
Investments	92,136,784
Futures	(26,133)
Foreign currency	106
Accumulated net realized gain (loss)	12,305,797
Paid-in capital	274,379,983
Net assets, at value	$380,962,885

Net Asset Value
Class A
Net Asset Value and redemption price per share ($349,861,037 ÷ 20,865,364 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$16.77
Class B
Net Asset Value offering and redemption price per share ($31,101,848 ÷ 1,853,195 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$16.78

*	Represents collateral on securities loaned.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,244)	$2,453,110
Interest	4,027
Income distributions — Deutsche Central Cash Management Government Fund	15,929
Securities lending income, net of borrower rebates	287,460
Other income	35,831
Total income	2,796,357
Expenses:
Management fee	654,166
Administration fee	186,905
Services to Shareholders	2,000
Distribution service fee (Class B)	38,159
Record keeping fee (Class B)	2,210
Custodian fee	15,557
Professional fees	35,840
Reports to shareholders	29,726
Trustees fees and expenses	11,851
Other	31,803
Total expenses before expense reductions	1,008,217
Expense reductions	(121,455)
Total expenses after expense reductions	886,762
Net investment income	1,909,595

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	15,510,759
Futures	41,400
15,552,159
Change in net unrealized appreciation (depreciation) on:
Investments	150,310
Futures	97,961
Foreign currency	106
248,377
Net gain (loss)	15,800,536
Net increase (decrease) in net assets resulting from operations	$17,710,131

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	25

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$1,909,595	$3,921,951
Net realized gain (loss)	15,552,159	14,594,947
Change in net unrealized appreciation (depreciation)	248,377	46,268,492
Net increase (decrease) in net assets resulting from operations	17,710,131	64,785,390
Distributions to shareholders from:
Net investment income:
Class A	(3,372,021)	(3,184,888)
Class B	(217,424)	(208,194)
Net realized gains:
Class A	(13,057,012)	(22,112,655)
Class B	(1,154,253)	(1,895,800)
Total distributions	(17,800,710)	(27,401,537)
Fund share transactions:
Class A
Proceeds from shares sold	25,708,427	47,794,033
Reinvestment of distributions	16,429,033	25,297,543
Payments for shares redeemed	(34,730,582)	(49,254,329)
Net increase (decrease) in net assets from Class A share transactions	7,406,878	23,837,247
Class B
Proceeds from shares sold	3,416,302	3,224,964
Reinvestment of distributions	1,371,677	2,103,994
Payments for shares redeemed	(3,592,834)	(2,951,322)
Net increase (decrease) in net assets from Class B share transactions	1,195,145	2,377,636
Increase (decrease) in net assets	8,511,444	63,598,736
Net assets at beginning of period	372,451,441	308,852,705
Net assets at end of period (including undistributed net investment income of $2,166,348 and $3,846,198, respectively)	$380,962,885	$372,451,441

Other Information
Class A
Shares outstanding at beginning of period	20,420,238	18,731,185
Shares sold	1,514,490	3,193,947
Shares issued to shareholders in reinvestment of distributions	984,954	1,794,152
Shares redeemed	(2,054,318)	(3,299,046)
Net increase (decrease) in Class A shares	445,126	1,689,053
Shares outstanding at end of period	20,865,364	20,420,238
Class B
Shares outstanding at beginning of period	1,782,927	1,622,428
Shares sold	201,086	208,959
Shares issued to shareholders in reinvestment of distributions	82,136	149,008
Shares redeemed	(212,954)	(197,468)
Net increase (decrease) in Class B shares	70,268	160,499
Shares outstanding at end of period	1,853,195	1,782,927

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche Small Cap Index VIP

Financial Highlights

	Six Months Ended 6/30/17		Years Ended December 31,
Class A	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$16.78		$15.18	$17.33	$17.69	$13.56	$11.77
Income (loss) from investment operations:
Net investment income (loss)[a]	.09		.18	.19	.17	.18	.23
Net realized and unrealized gain (loss)	.72		2.76	(.87)	.59	4.84	1.67
Total from investment operations	.81		2.94	(.68)	.76	5.02	1.90
Less distributions from:
Net investment income	(.17)		(.17)	(.18)	(.17)	(.26)	(.11)
Net realized gains	(.65)		(1.17)	(1.29)	(.95)	(.63)	(.00	)***
Total distributions	(.82)		(1.34)	(1.47)	(1.12)	(.89)	(.11)
Net asset value, end of period	$16.77		$16.78	$15.18	$17.33	$17.69	$13.56
Total Return (%)[b]	4.83	**	21.03	(4.60)	4.74	38.64	16.25

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	350		343	284	313	310	280
Ratio of expenses before expense reductions (%)[d]	.52	*	.53	.54	.53	.54	.55
Ratio of expenses after expense reductions (%)[d]	.45	*	.45	.45	.47	.46	.49
Ratio of net investment income (loss) (%)	1.04	*	1.25	1.14	1.04	1.14	1.81
Portfolio turnover rate (%)	13	**	18	21	21	13 [c]	20

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

	Six Months Ended 6/30/17		Years Ended December 31,
Class B	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$16.77		$15.17	$17.31	$17.68	$13.55	$11.77
Income (loss) from investment operations:
Net investment income (loss)[a]	.07		.15	.14	.13	.12	.20
Net realized and unrealized gain (loss)	.71		2.75	(.86)	.57	4.86	1.66
Total from investment operations	.78		2.90	(.72)	.70	4.98	1.86
Less distributions from:
Net investment income	(.12)		(.13)	(.13)	(.12)	(.22)	(.08)
Net realized gains	(.65)		(1.17)	(1.29)	(.95)	(.63)	(.00	)***
Total distributions	(.77)		(1.30)	(1.42)	(1.07)	(.85)	(.08)
Net asset value, end of period	$16.78		$16.77	$15.17	$17.31	$17.68	$13.55
Total Return (%)[b]	4.67	**	20.71	(4.85)	4.47	38.31	15.88

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31		30	25	27	26	41
Ratio of expenses before expense reductions (%)[d]	.78	*	.78	.79	.79	.79	.80
Ratio of expenses after expense reductions (%)[d]	.71	*	.71	.71	.72	.70	.74
Ratio of net investment income (loss) (%)	.78	*	.99	.88	.80	.82	1.54
Portfolio turnover rate (%)	13	**	18	21	21	13 [c]	20

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	27

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts,

28	|	Deutsche Small Cap Index VIP

and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co. serves as securities lending agent for the Fund, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of June 30, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2017, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Deutsche Small Cap Index VIP	|	29

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2017, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2017 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,809,000 to $9,566,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(26,133)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

30	|	Deutsche Small Cap Index VIP

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$41,400

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$97,961

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $46,736,030 and $47,966,054, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2017 through April 30, 2018 (through April 30, 2017 for Class A shares), the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.45%
Class B	.71%

Effective May 1, 2017 through April 30, 2018, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of class A for .46%.

For the six months ended June 30, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$110,327
Class B	11,128
$121,455

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $186,905, of which $31,372 is unpaid.

Deutsche Small Cap Index VIP	|	31

Distribution Service Agreement. Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2017, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2017
Class B	$38,159	$6,343

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2017
Class A	$501	$247
Class B	161	80
	$662	$327

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,222, of which $10,487 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2017.

F. Ownership of the Fund

At June 30, 2017, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 39%, 17% and 14%, respectively. At June 30, 2017, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 43% and 15%, respectively.

32	|	Deutsche Small Cap Index VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/17	$1,000.00	$1,000.00
Ending Account Value 6/30/17	$1,048.30	$1,046.70
Expenses Paid per $1,000*	$2.29	$3.60

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/17	$1,000.00	$1,000.00
Ending Account Value 6/30/17	$1,022.56	$1,021.27
Expenses Paid per $1,000*	$2.26	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Small Cap Index VIP	.45%	.71%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Deutsche Small Cap Index VIP	|	33

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

34	|	Deutsche Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Small Cap Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2016.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

–	Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information

Deutsche Small Cap Index VIP	|	35

regarding DIMA’s oversight of sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Focus Funds” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

36	|	Deutsche Small Cap Index VIP

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Deutsche Small Cap Index VIP	|	37

Notes

vit-scif-3 (R-028372-6 8/17)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/22/2017